UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Specialized High Income Central Fund Fidelity® Specialized High Income Central Fund

This semi-annual shareholder report contains information about Fidelity® Specialized High Income Central Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Specialized High Income Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$247,911,519
Number of Holdings	451
Portfolio Turnover	19%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 0.5
A - 0.2
BBB - 8.3
BB - 65.0
B - 19.6
CCC,CC,C - 1.5
Not Rated - 0.4
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 91.4
Preferred Securities - 2.3
Bank Loan Obligations - 1.0
U.S. Treasury Obligations - 0.5
Asset-Backed Securities - 0.3
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.1
Canada - 3.2
United Kingdom - 2.5
Australia - 1.3
Ireland - 1.0
Luxembourg - 0.4
Guatemala - 0.4
Grand Cayman (UK Overseas Ter) - 0.3
Puerto Rico - 0.3
Others - 2.5

TOP HOLDINGS (% of Fund's net assets)
CCO Holdings LLC / CCO Holdings Capital Corp	1.9
Sirius XM Radio LLC	1.5
Royal Caribbean Cruises Ltd	1.4
Carnival Corp	1.4
OneMain Finance Corp	1.4
Iron Mountain Inc	1.4
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC	1.4
Tenet Healthcare Corp	1.4
Hilton Domestic Operating Co Inc	1.2
Vistra Operations Co LLC	1.2
14.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915434.100    1518-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® High Income Central Fund Fidelity® High Income Central Fund

This semi-annual shareholder report contains information about Fidelity® High Income Central Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® High Income Central Fund	$ 1	0.01%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$1,466,686,000
Number of Holdings	549
Portfolio Turnover	27%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 5.4
BB - 28.0
B - 31.7
CCC,CC,C - 20.4
Not Rated - 3.8
Equities - 5.0
Short-Term Investments and Net Other Assets (Liabilities) - 5.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 80.8
Bank Loan Obligations - 7.0
Common Stocks - 2.8
Alternative Funds - 2.2
Preferred Securities - 1.2
Asset-Backed Securities - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 5.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.7
Canada - 2.8
France - 1.9
United Kingdom - 1.7
Luxembourg - 0.9
Netherlands - 0.7
Brazil - 0.6
Switzerland - 0.5
Australia - 0.5
Others - 2.7

TOP HOLDINGS (% of Fund's net assets)
EchoStar Corp	4.5
Fidelity Private Credit Company LLC	2.2
TransDigm Inc	1.7
CHS/Community Health Systems Inc	1.5
Altice France SA	1.5
Uber Technologies Inc	1.4
Pacific Gas and Electric Co	1.3
Mesquite Energy Inc	1.3
Tenet Healthcare Corp	1.2
CSC Holdings LLC	1.2
17.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915435.100    2062-TSRS-0425

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Specialized High Income Central Fund

Semi-Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Specialized High Income Central Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7932% 1/20/2035 (b)(c)(d)	150,000	150,073
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3218% 3/30/2038 (b)(c)(d)	125,000	125,000
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	150,000	153,859
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0205% 1/17/2038 (b)(c)(d)	100,000	100,480
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.8219% 2/20/2038 (b)(c)(d)	150,000	150,000
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.15% 1/15/2033 (b)(c)(d)	250,000	251,987
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		931,399
TOTAL ASSET-BACKED SECURITIES (Cost $925,000)		931,399

Bank Loan Obligations - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 7/8/2031 (b)(d)(e)	14,963	14,981
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 1/28/2032 (b)(d)(e)	90,000	89,775
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5738% 1/23/2032 (b)(d)(e)	65,000	65,122
TOTAL CONSUMER DISCRETIONARY		154,897

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3529% 12/30/2027 (b)(d)(e)	50,000	50,094
Industrials - 0.3%
Aerospace & Defense - 0.0%
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/30/2032 (b)(d)(e)(f)	63,966	63,598
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/30/2032 (b)(d)(e)(f)	6,034	6,000
		69,598
Commercial Services & Supplies - 0.1%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 12/21/2028 (b)(d)(e)	126,769	126,520
Ground Transportation - 0.2%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0788% 4/10/2031 (b)(d)(e)	488,775	486,639
TOTAL INDUSTRIALS		682,757

Information Technology - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.33% 12/15/2031 (b)(d)(e)	610,000	597,800
Materials - 0.2%
Chemicals - 0.2%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4383% 6/4/2028 (b)(d)(e)	256,672	227,979
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.3476% 6/12/2028 (b)(d)(e)(g)	80,530	81,134
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (b)(d)(e)	75,504	76,071
		385,184
Utilities - 0.2%
Electric Utilities - 0.1%
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5586% 1/20/2031 (b)(d)(e)	160,071	159,731
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.0524% 11/14/2025 (b)(d)(e)	368,990	367,145
TOTAL UTILITIES		526,876

TOTAL UNITED STATES		2,412,589
TOTAL BANK LOAN OBLIGATIONS (Cost $2,411,515)		2,412,589

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc (h) (Cost $31,445)	3,314	33,140

Convertible Corporate Bonds - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Communication Services - 0.3%
Media - 0.3%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	532,129	662,168
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Meritage Homes Corp 1.75% 5/15/2028 (c)	10,000	9,720
Financials - 0.1%
Financial Services - 0.1%
Global Payments Inc 1.5% 3/1/2031 (c)	324,000	308,610
TOTAL UNITED STATES		980,498
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $930,682)		980,498

Non-Convertible Corporate Bonds - 91.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 1.3%
Materials - 1.3%
Chemicals - 0.2%
Nufarm Australia Ltd / Nufarm Americas Inc 5% 1/27/2030 (c)	445,000	415,591
Metals & Mining - 1.1%
FMG Resources August 2006 Pty Ltd 4.5% 9/15/2027 (c)	950,000	926,822
Mineral Resources Ltd 8% 11/1/2027 (c)	1,885,000	1,905,100
		2,831,922
TOTAL AUSTRALIA		3,247,513
BELGIUM - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (c)	600,000	585,696
BRAZIL - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Sitios Latinoamerica SAB de CV 6% 11/25/2029 (c)	245,000	247,198
Materials - 0.2%
Metals & Mining - 0.2%
ERO Copper Corp 6.5% 2/15/2030 (c)	415,000	405,663
TOTAL BRAZIL		652,861
CANADA - 3.2%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (c)	1,645,000	1,577,243
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (c)	95,000	98,231
		1,675,474
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Baytex Energy Corp 7.375% 3/15/2032 (c)	280,000	273,728
Parkland Corp 6.625% 8/15/2032 (c)	595,000	600,185
		873,913
Information Technology - 0.7%
Software - 0.7%
Open Text Corp 3.875% 12/1/2029 (c)	600,000	551,704
Open Text Corp 3.875% 2/15/2028 (c)	1,375,000	1,302,168
		1,853,872
Materials - 1.3%
Chemicals - 1.3%
Methanex Corp 5.125% 10/15/2027	790,000	777,709
Methanex Corp 5.25% 12/15/2029	65,000	63,451
Methanex Corp 5.65% 12/1/2044	514,000	446,809
NOVA Chemicals Corp 5% 5/1/2025 (c)	1,000,000	996,870
NOVA Chemicals Corp 5.25% 6/1/2027 (c)	980,000	974,749
		3,259,588
Utilities - 0.1%
Gas Utilities - 0.0%
Superior Plus LP / Superior General Partner Inc 4.5% 3/15/2029 (c)	130,000	120,589
Independent Power and Renewable Electricity Producers - 0.1%
TransAlta Corp 6.5% 3/15/2040	270,000	261,676
TOTAL UTILITIES		382,265

TOTAL CANADA		8,045,112
COLOMBIA - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enfragen Energia Sur SA 5.375% 12/30/2030 (c)	425,000	371,450
FINLAND - 0.3%
Consumer Discretionary - 0.3%
Leisure Products - 0.3%
Amer Sports Co 6.75% 2/16/2031 (c)	700,000	718,798
FRANCE - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Altice France SA 5.125% 7/15/2029 (c)	550,000	426,692
Materials - 0.0%
Chemicals - 0.0%
SPCM SA 3.125% 3/15/2027 (c)	180,000	171,729
TOTAL FRANCE		598,421
GERMANY - 0.3%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
ZF North America Capital Inc 6.875% 4/14/2028 (c)	650,000	656,555
GUATEMALA - 0.4%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Millicom International Cellular SA 5.125% 1/15/2028 (c)	900,000	872,550
HONG KONG - 0.3%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Melco Resorts Finance Ltd 5.375% 12/4/2029 (c)	265,000	245,568
Melco Resorts Finance Ltd 5.75% 7/21/2028 (c)	400,000	386,941

TOTAL HONG KONG		632,509
IRELAND - 1.0%
Financials - 0.9%
Financial Services - 0.9%
GGAM Finance Ltd 5.875% 3/15/2030 (c)	855,000	847,519
GGAM Finance Ltd 6.875% 4/15/2029 (c)	285,000	291,017
GGAM Finance Ltd 7.75% 5/15/2026 (c)	440,000	446,259
GGAM Finance Ltd 8% 2/15/2027 (c)	270,000	279,277
TrueNoord Capital DAC 8.75% 3/1/2030 (c)	245,000	250,623
		2,114,695
Industrials - 0.1%
Air Freight & Logistics - 0.1%
AerCap Global Aviation Trust 6.5% 6/15/2045 (c)(d)	250,000	250,457
TOTAL IRELAND		2,365,152
ITALY - 0.1%
Financials - 0.1%
Banks - 0.1%
UniCredit SpA 5.861% 6/19/2032 (c)(d)	83,000	83,435
UniCredit SpA 7.296% 4/2/2034 (c)(d)	207,000	218,950

TOTAL ITALY		302,385
LUXEMBOURG - 0.4%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Intelsat Jackson Holdings SA 6.5% 3/15/2030 (c)	1,145,000	1,066,647
NETHERLANDS - 0.2%
Communication Services - 0.2%
Media - 0.2%
Ziggo BV 4.875% 1/15/2030 (c)	450,000	414,273
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Seadrill Finance Ltd 8.375% 8/1/2030 (c)	535,000	546,873
PANAMA - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
C&W Senior Finance Ltd 9% 1/15/2033 (c)	590,000	596,133
PUERTO RICO - 0.3%
Communication Services - 0.3%
Media - 0.3%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (c)	1,015,000	765,144
UNITED KINGDOM - 2.4%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.1%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (c)	325,000	297,917
Media - 0.7%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (c)	1,845,000	1,640,927
Consumer Discretionary - 0.6%
Automobile Components - 0.5%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (c)	70,000	72,504
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (c)	165,000	173,551
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (c)	855,000	894,174
		1,140,229
Specialty Retail - 0.1%
Belron UK Finance PLC 5.75% 10/15/2029 (c)	365,000	364,496
TOTAL CONSUMER DISCRETIONARY		1,504,725

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG Global Finance PLC 12% 11/30/2028 (c)	620,000	695,281
Health Care - 0.1%
Health Care Providers & Services - 0.1%
180 Medical Inc 3.875% 10/15/2029 (c)	585,000	544,089
Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce PLC 5.75% 10/15/2027 (c)	635,000	646,365
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (c)	390,000	386,720
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (c)	285,000	286,069
		672,789
TOTAL UNITED KINGDOM		6,002,093
UNITED STATES - 79.6%
Communication Services - 5.6%
Diversified Telecommunication Services - 0.5%
Cogent Communications Group LLC 7% 6/15/2027 (c)	415,000	418,417
Level 3 Financing Inc 10.5% 5/15/2030 (c)	550,000	598,813
Level 3 Financing Inc 11% 11/15/2029 (c)	131,422	149,128
		1,166,358
Entertainment - 0.1%
ROBLOX Corp 3.875% 5/1/2030 (c)	445,000	409,429
Media - 5.0%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (c)	405,000	383,561
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (c)	100,000	89,714
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032	1,180,000	1,039,728
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (c)	640,000	585,638
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (c)	2,449,000	2,388,728
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (c)	700,000	690,355
CSC Holdings LLC 5.375% 2/1/2028 (c)	100,000	85,833
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)	618,715	579,393
Lamar Media Corp 3.625% 1/15/2031	1,145,000	1,029,647
Nexstar Media Inc 5.625% 7/15/2027 (c)	825,000	816,085
Scripps Escrow II Inc 3.875% 1/15/2029 (c)	230,000	162,758
Sirius XM Radio LLC 5% 8/1/2027 (c)	2,255,000	2,224,039
Sirius XM Radio LLC 5.5% 7/1/2029 (c)(i)	1,420,000	1,390,591
TEGNA Inc 4.625% 3/15/2028	835,000	797,828
TEGNA Inc 5% 9/15/2029 (i)	120,000	113,468
		12,377,366
TOTAL COMMUNICATION SERVICES		13,953,153

Consumer Discretionary - 13.9%
Automobile Components - 0.3%
Dana Inc 4.5% 2/15/2032 (i)	180,000	167,563
Patrick Industries Inc 6.375% 11/1/2032 (c)(i)	365,000	362,773
Phinia Inc 6.75% 4/15/2029 (c)	175,000	179,276
		709,612
Automobiles - 0.5%
Ford Motor Co 3.25% 2/12/2032	440,000	367,251
Ford Motor Co 5.291% 12/8/2046	220,000	181,608
Ford Motor Co 6.1% 8/19/2032 (i)	550,000	544,364
Thor Industries Inc 4% 10/15/2029 (c)	235,000	216,989
		1,310,212
Broadline Retail - 0.8%
Kohl's Corp 4.25% 7/17/2025	20,000	19,825
Match Group Holdings II LLC 3.625% 10/1/2031 (c)	285,000	246,355
Match Group Holdings II LLC 4.125% 8/1/2030 (c)	850,000	768,870
Nordstrom Inc 4.375% 4/1/2030 (i)	650,000	596,461
Wayfair LLC 7.25% 10/31/2029 (c)	240,000	243,748
		1,875,259
Diversified Consumer Services - 0.6%
Service Corp International/US 5.125% 6/1/2029	1,345,000	1,322,026
Sotheby's 7.375% 10/15/2027 (c)	155,000	153,621
		1,475,647
Hotels, Restaurants & Leisure - 7.6%
Aramark Services Inc 5% 2/1/2028 (c)	830,000	815,803
Boyd Gaming Corp 4.75% 12/1/2027 (i)	650,000	640,174
Caesars Entertainment Inc 4.625% 10/15/2029 (c)	700,000	661,463
Carnival Corp 5.75% 3/15/2030 (c)	245,000	245,773
Carnival Corp 6.125% 2/15/2033 (c)	2,445,000	2,460,982
Carnival Corp 7.625% 3/1/2026 (c)	730,000	731,237
Churchill Downs Inc 5.75% 4/1/2030 (c)(i)	500,000	494,130
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (c)	565,000	500,557
Hilton Domestic Operating Co Inc 4% 5/1/2031 (c)	1,590,000	1,458,669
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (c)	1,085,000	1,093,862
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (c)(i)	500,000	476,917
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (c)	50,000	50,566
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027	211,000	209,347
Life Time Inc 6% 11/15/2031 (c)	485,000	486,792
Neogen Food Safety Corp 8.625% 7/20/2030 (c)	75,000	79,664
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (c)	160,000	160,282
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (c)	1,345,000	1,351,346
Royal Caribbean Cruises Ltd 5.5% 8/31/2026 (c)	1,745,000	1,758,216
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (c)	215,000	219,341
Wyndham Hotels & Resorts Inc 4.375% 8/15/2028 (c)	297,000	286,056
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (c)	1,745,000	1,730,939
Yum! Brands Inc 3.625% 3/15/2031	2,380,000	2,156,157
Yum! Brands Inc 4.625% 1/31/2032	750,000	705,337
Yum! Brands Inc 5.35% 11/1/2043	85,000	80,574
		18,854,184
Household Durables - 1.4%
Century Communities Inc 3.875% 8/15/2029 (c)	215,000	196,039
LGI Homes Inc 7% 11/15/2032 (c)	430,000	426,556
LGI Homes Inc 8.75% 12/15/2028 (c)	140,000	147,935
Newell Brands Inc 6.625% 9/15/2029 (i)	1,010,000	1,029,045
Newell Brands Inc 6.875% 4/1/2036 (j)	280,000	279,284
Somnigroup International Inc 3.875% 10/15/2031 (c)	1,185,000	1,048,561
TopBuild Corp 4.125% 2/15/2032 (c)	380,000	343,136
		3,470,556
Leisure Products - 0.2%
Mattel Inc 3.75% 4/1/2029 (c)	315,000	299,615
Mattel Inc 6.2% 10/1/2040	185,000	187,677
		487,292
Specialty Retail - 1.7%
Asbury Automotive Group Inc 4.625% 11/15/2029 (c)(i)	1,060,000	1,010,106
Asbury Automotive Group Inc 5% 2/15/2032 (c)(i)	325,000	303,222
Bath & Body Works Inc 6.625% 10/1/2030 (c)(i)	1,145,000	1,169,121
Bath & Body Works Inc 6.875% 11/1/2035	580,000	601,307
Foot Locker Inc 4% 10/1/2029 (c)	95,000	81,551
Gap Inc/The 3.875% 10/1/2031 (c)(i)	680,000	598,907
Group 1 Automotive Inc 6.375% 1/15/2030 (c)(i)	225,000	229,030
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (i)	235,000	238,482
		4,231,726
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands Inc 4.875% 5/15/2026 (c)	635,000	634,490
Kontoor Brands Inc 4.125% 11/15/2029 (c)(i)	60,000	55,577
Levi Strauss & Co 3.5% 3/1/2031 (c)(i)	760,000	677,703
William Carter Co/The 5.625% 3/15/2027 (c)	574,000	572,195
		1,939,965
TOTAL CONSUMER DISCRETIONARY		34,354,453

Consumer Staples - 4.0%
Consumer Staples Distribution & Retail - 2.3%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (c)	1,880,000	1,737,835
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (c)(i)	700,000	689,575
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (c)	500,000	482,660
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (c)	345,000	351,487
C&S Group Enterprises LLC 5% 12/15/2028 (c)	350,000	293,660
Performance Food Group Inc 6.125% 9/15/2032 (c)	360,000	361,818
US Foods Inc 4.625% 6/1/2030 (c)	785,000	748,963
US Foods Inc 5.75% 4/15/2033 (c)	215,000	211,422
US Foods Inc 7.25% 1/15/2032 (c)(i)	180,000	188,107
Walgreens Boots Alliance Inc 3.2% 4/15/2030	150,000	127,134
Walgreens Boots Alliance Inc 4.1% 4/15/2050	170,000	120,458
Walgreens Boots Alliance Inc 4.5% 11/18/2034	95,000	78,515
Walgreens Boots Alliance Inc 4.65% 6/1/2046	110,000	76,573
Walgreens Boots Alliance Inc 4.8% 11/18/2044	135,000	106,193
		5,574,400
Food Products - 1.1%
Darling Ingredients Inc 5.25% 4/15/2027 (c)	635,000	631,785
Darling Ingredients Inc 6% 6/15/2030 (c)(i)	110,000	110,273
Lamb Weston Holdings Inc 4.375% 1/31/2032 (c)	1,725,000	1,583,752
Pilgrim's Pride Corp 4.25% 4/15/2031	500,000	470,633
		2,796,443
Household Products - 0.3%
Central Garden & Pet Co 4.125% 4/30/2031 (c)(i)	500,000	450,312
Resideo Funding Inc 6.5% 7/15/2032 (c)(i)	365,000	368,144
		818,456
Personal Care Products - 0.2%
Prestige Brands Inc 3.75% 4/1/2031 (c)	500,000	450,497
Tobacco - 0.1%
Turning Point Brands Inc 7.625% 3/15/2032 (c)	250,000	258,228
TOTAL CONSUMER STAPLES		9,898,024

Energy - 13.2%
Energy Equipment & Services - 0.6%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (c)(i)	355,000	359,362
Kodiak Gas Services LLC 7.25% 2/15/2029 (c)	320,000	330,338
Transocean Inc 8.25% 5/15/2029 (c)	455,000	450,203
Valaris Ltd 8.375% 4/30/2030 (c)	280,000	283,642
		1,423,545
Oil, Gas & Consumable Fuels - 12.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (c)(i)	1,545,000	1,543,847
APA Corp 4.25% 1/15/2030 (c)	124,000	118,219
APA Corp 5.25% 2/1/2042 (c)	219,000	188,256
APA Corp 5.35% 7/1/2049 (c)	85,000	72,242
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 10/15/2032 (c)	100,000	100,975
Buckeye Partners LP 3.95% 12/1/2026 (i)	1,145,000	1,113,402
Buckeye Partners LP 6.75% 2/1/2030 (c)	400,000	410,855
California Resources Corp 8.25% 6/15/2029 (c)	695,000	714,921
CNX Midstream Partners LP 4.75% 4/15/2030 (c)	710,000	661,482
Continental Resources Inc/OK 5.75% 1/15/2031 (c)	930,000	943,792
CrownRock LP / CrownRock Finance Inc 5% 5/1/2029 (c)	350,000	355,438
CVR CHC LP 5.75% 2/15/2028 (c)	85,000	80,650
DCP Midstream Operating LP 5.125% 5/15/2029 (i)	1,650,000	1,661,402
DCP Midstream Operating LP 5.6% 4/1/2044	50,000	47,562
DCP Midstream Operating LP 6.45% 11/3/2036 (c)	215,000	226,429
DCP Midstream Operating LP 8.125% 8/16/2030	15,000	17,218
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (c)	430,000	450,762
Energy Transfer LP 5.625% 5/1/2027 (c)	1,098,000	1,098,191
Energy Transfer LP 7.375% 2/1/2031 (c)	185,000	195,056
EnLink Midstream LLC 5.625% 1/15/2028 (c)	460,000	467,974
EnLink Midstream Partners LP 5.05% 4/1/2045	145,000	128,348
EnLink Midstream Partners LP 5.45% 6/1/2047	300,000	277,971
EnLink Midstream Partners LP 5.6% 4/1/2044	508,000	479,610
EQM Midstream Partners LP 7.5% 6/1/2027 (c)	355,000	363,872
Eqt Corp 3.9% 10/1/2027	824,000	809,946
Expand Energy Corp 5.375% 2/1/2029	975,000	972,974
Expand Energy Corp 6.75% 4/15/2029 (c)	700,000	709,433
Genesis Energy LP / Genesis Energy Finance Corp 7.875% 5/15/2032	115,000	115,762
Global Partners LP / GLP Finance Corp 7% 8/1/2027 (i)	850,000	853,014
Harvest Midstream I LP 7.5% 5/15/2032 (c)(i)	860,000	901,414
Hess Midstream Operations LP 5.125% 6/15/2028 (c)	565,000	557,908
Hess Midstream Operations LP 5.625% 2/15/2026 (c)	297,000	296,958
Hess Midstream Operations LP 6.5% 6/1/2029 (c)(i)	1,155,000	1,179,622
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (c)	190,000	189,735
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 4/15/2032 (c)	1,000,000	956,147
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (c)	235,000	244,863
Kinetik Holdings LP 5.875% 6/15/2030 (c)(i)	370,000	369,283
Kinetik Holdings LP 6.625% 12/15/2028 (c)	395,000	404,085
Matador Resources Co 6.5% 4/15/2032 (c)	385,000	385,009
Murphy Oil Corp 6% 10/1/2032	245,000	237,592
Murphy Oil USA Inc 3.75% 2/15/2031 (c)	430,000	384,594
Occidental Petroleum Corp 5.55% 3/15/2026	830,000	833,741
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028 (i)	400,000	386,507
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (c)	455,000	435,987
Permian Resources Operating LLC 5.875% 7/1/2029 (c)	95,000	94,525
Permian Resources Operating LLC 6.25% 2/1/2033 (c)(i)	470,000	472,361
Permian Resources Operating LLC 7% 1/15/2032 (c)	630,000	647,250
Rockies Express Pipeline LLC 4.8% 5/15/2030 (c)	545,000	513,819
Rockies Express Pipeline LLC 4.95% 7/15/2029 (c)	285,000	274,501
Rockies Express Pipeline LLC 6.875% 4/15/2040 (c)	110,000	108,474
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	645,000	617,142
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	105,000	104,987
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027	700,000	700,928
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (c)	125,000	122,690
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (c)	680,000	659,924
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (c)	556,000	555,796
Talos Production Inc 9% 2/1/2029 (c)	90,000	93,070
Venture Global Calcasieu 3.875% 11/1/2033 (c)	180,000	156,474
Venture Global Calcasieu 3.875% 8/15/2029 (c)	220,000	205,113
Venture Global Calcasieu 4.125% 8/15/2031 (c)	1,210,000	1,102,674
Venture Global Calcasieu 6.25% 1/15/2030 (c)(i)	1,255,000	1,284,144
Venture Global LNG Inc 8.125% 6/1/2028 (c)	550,000	572,925
		31,229,845
TOTAL ENERGY		32,653,390

Financials - 7.3%
Banks - 0.4%
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (c)	730,000	708,098
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (c)(i)	240,000	250,100
Western Alliance Bancorp 3% 6/15/2031 (d)	105,000	98,438
		1,056,636
Capital Markets - 1.0%
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (c)	950,000	898,895
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (c)	330,000	331,305
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (c)	365,000	364,460
LPL Holdings Inc 4% 3/15/2029 (c)	710,000	680,507
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (c)	275,000	284,224
		2,559,391
Consumer Finance - 2.8%
Capstone Borrower Inc 8% 6/15/2030 (c)	125,000	130,952
Encore Capital Group Inc 9.25% 4/1/2029 (c)	160,000	170,310
Ford Motor Credit Co LLC 2.7% 8/10/2026	600,000	577,978
Ford Motor Credit Co LLC 2.9% 2/10/2029	180,000	162,280
Ford Motor Credit Co LLC 4.687% 6/9/2025	500,000	499,401
Ford Motor Credit Co LLC 5.125% 6/16/2025 (i)	330,000	330,051
Navient Corp 6.75% 6/15/2026 (i)	1,545,000	1,563,968
OneMain Finance Corp 3.5% 1/15/2027	1,485,000	1,432,756
OneMain Finance Corp 6.625% 5/15/2029	240,000	244,631
OneMain Finance Corp 7.125% 11/15/2031 (i)	120,000	123,489
OneMain Finance Corp 7.125% 3/15/2026	309,000	315,126
OneMain Finance Corp 7.5% 5/15/2031	785,000	818,030
OneMain Finance Corp 7.875% 3/15/2030	410,000	431,149
		6,800,121
Financial Services - 2.6%
Azorra Finance Ltd 7.75% 4/15/2030 (c)	410,000	417,068
Block Inc 2.75% 6/1/2026	180,000	174,583
Block Inc 6.5% 5/15/2032 (c)	460,000	469,363
Clue Opco LLC 9.5% 10/15/2031 (c)(i)	365,000	376,317
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (c)	140,000	142,286
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027 (i)	1,740,000	1,691,468
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026	941,000	938,889
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (c)	355,000	357,382
NFE Financing LLC 12% 11/15/2029 (c)	517,010	510,910
PennyMac Financial Services Inc 6.875% 2/15/2033 (c)	245,000	245,056
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/2029 (c)(i)	680,000	631,901
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (c)	475,000	491,043
		6,446,266
Insurance - 0.4%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (c)	240,000	241,338
Ryan Specialty LLC 4.375% 2/1/2030 (c)	265,000	251,050
Ryan Specialty LLC 5.875% 8/1/2032 (c)	460,000	457,239
		949,627
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Starwood Property Trust Inc 6.5% 7/1/2030 (c)	345,000	350,013
TOTAL FINANCIALS		18,162,054

Health Care - 5.2%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (c)	145,000	116,424
Health Care Equipment & Supplies - 1.0%
Avantor Funding Inc 3.875% 11/1/2029 (c)	500,000	463,366
Avantor Funding Inc 4.625% 7/15/2028 (c)	605,000	585,511
Hologic Inc 3.25% 2/15/2029 (c)(i)	560,000	517,348
Hologic Inc 4.625% 2/1/2028 (c)	85,000	83,267
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (c)	690,000	700,318
Teleflex Inc 4.25% 6/1/2028 (c)	150,000	143,786
		2,493,596
Health Care Providers & Services - 2.5%
Centene Corp 2.45% 7/15/2028	35,000	31,887
Centene Corp 2.5% 3/1/2031	695,000	586,968
DaVita Inc 4.625% 6/1/2030 (c)	320,000	296,792
Molina Healthcare Inc 3.875% 5/15/2032 (c)(i)	740,000	649,986
Molina Healthcare Inc 6.25% 1/15/2033 (c)	365,000	360,705
Pediatrix Medical Group Inc 5.375% 2/15/2030 (c)	500,000	484,019
Surgery Center Holdings Inc 7.25% 4/15/2032 (c)	335,000	335,097
Tenet Healthcare Corp 4.625% 6/15/2028	1,970,000	1,903,369
Tenet Healthcare Corp 5.125% 11/1/2027	1,245,000	1,230,516
		5,879,339
Health Care Technology - 0.5%
IQVIA Inc 5% 5/15/2027 (c)	1,310,000	1,297,519
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International Inc 3.75% 3/15/2029 (c)(i)	830,000	775,410
Charles River Laboratories International Inc 4.25% 5/1/2028 (c)	75,000	72,067
		847,477
Pharmaceuticals - 0.9%
Jazz Securities DAC 4.375% 1/15/2029 (c)	1,000,000	959,003
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (c)(i)	775,000	737,201
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (c)(i)	525,000	478,393
		2,174,597
TOTAL HEALTH CARE		12,808,952

Industrials - 10.4%
Aerospace & Defense - 2.0%
BWX Technologies Inc 4.125% 6/30/2028 (c)	495,000	470,124
Howmet Aerospace Inc 5.95% 2/1/2037	300,000	317,036
Howmet Aerospace Inc 6.75% 1/15/2028	775,000	819,263
Moog Inc 4.25% 12/15/2027 (c)	730,000	702,811
TransDigm Inc 6% 1/15/2033 (c)(i)	1,445,000	1,430,617
TransDigm Inc 6.375% 3/1/2029 (c)	1,080,000	1,094,233
		4,834,084
Air Freight & Logistics - 0.5%
Cargo Aircraft Management Inc 4.75% 2/1/2028 (c)	500,000	499,067
Rand Parent LLC 8.5% 2/15/2030 (c)(i)	755,000	775,663
		1,274,730
Building Products - 2.1%
Advanced Drainage Systems Inc 5% 9/30/2027 (c)	940,000	928,015
Builders FirstSource Inc 4.25% 2/1/2032 (c)	980,000	886,761
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (c)	1,410,000	1,426,458
Standard Building Solutions Inc 6.5% 8/15/2032 (c)	600,000	607,661
Standard Industries Inc/NY 4.375% 7/15/2030 (c)(i)	1,240,000	1,158,496
		5,007,391
Commercial Services & Supplies - 1.9%
ADT Security Corp/The 4.125% 8/1/2029 (c)(i)	180,000	169,962
ADT Security Corp/The 4.875% 7/15/2032 (c)(i)	175,000	165,061
Brand Industrial Services Inc 10.375% 8/1/2030 (c)	270,000	274,986
Clean Harbors Inc 6.375% 2/1/2031 (c)	425,000	430,930
CoreCivic Inc 8.25% 4/15/2029	215,000	227,920
GEO Group Inc/The 8.625% 4/15/2029	260,000	275,235
GFL Environmental Inc 6.75% 1/15/2031 (c)	1,195,000	1,239,263
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 8/31/2027 (c)	1,270,000	1,206,701
Waste Management Inc 3.875% 1/15/2029 (c)	460,000	448,301
Waste Pro USA Inc 7% 2/1/2033 (c)	220,000	222,748
		4,661,107
Construction & Engineering - 0.4%
AECOM 5.125% 3/15/2027	1,010,000	1,008,452
Electrical Equipment - 0.5%
Sensata Technologies BV 4% 4/15/2029 (c)	555,000	516,040
Vertiv Group Corp 4.125% 11/15/2028 (c)	445,000	427,808
WESCO Distribution Inc 6.375% 3/15/2033 (c)	370,000	373,445
		1,317,293
Ground Transportation - 0.3%
Genesee & Wyoming Inc 6.25% 4/15/2032 (c)	345,000	347,825
XPO Inc 6.25% 6/1/2028 (c)	280,000	283,220
XPO Inc 7.125% 2/1/2032 (c)(i)	145,000	150,563
		781,608
Industrial Conglomerates - 0.4%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.25% 2/1/2027 (c)	950,000	924,536
Machinery - 0.4%
Allison Transmission Inc 3.75% 1/30/2031 (c)	635,000	570,844
Esab Corp 6.25% 4/15/2029 (c)	415,000	421,645
		992,489
Passenger Airlines - 0.9%
American Airlines Inc 7.25% 2/15/2028 (c)(i)	750,000	766,897
American Airlines Inc 8.5% 5/15/2029 (c)	305,000	321,391
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (c)	145,833	145,681
United Airlines Inc 4.375% 4/15/2026 (c)	1,080,000	1,066,342
		2,300,311
Professional Services - 0.5%
Booz Allen Hamilton Inc 3.875% 9/1/2028 (c)(i)	795,000	757,083
Booz Allen Hamilton Inc 4% 7/1/2029 (c)	70,000	65,957
TriNet Group Inc 3.5% 3/1/2029 (c)	295,000	270,536
TriNet Group Inc 7.125% 8/15/2031 (c)	180,000	184,269
		1,277,845
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply Inc 6.5% 8/1/2030 (c)	190,000	195,427
Fortress Transportation and Infrastructure Investors LLC 5.875% 4/15/2033 (c)(i)	365,000	354,211
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (c)(i)	460,000	470,716
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (c)	275,000	289,652
		1,310,006
TOTAL INDUSTRIALS		25,689,852

Information Technology - 5.2%
Communications Equipment - 0.3%
Viasat Inc 5.625% 4/15/2027 (c)(i)	260,000	251,175
Viasat Inc 5.625% 9/15/2025 (c)	360,000	357,423
Viavi Solutions Inc 3.75% 10/1/2029 (c)	360,000	329,968
		938,566
Electronic Equipment, Instruments & Components - 0.9%
Coherent Corp 5% 12/15/2029 (c)	690,000	665,766
Lightning Power LLC 7.25% 8/15/2032 (c)	220,000	228,629
Sensata Technologies Inc 3.75% 2/15/2031 (c)	665,000	588,747
TTM Technologies Inc 4% 3/1/2029 (c)	680,000	637,023
		2,120,165
IT Services - 1.4%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (c)	135,000	124,194
ASGN Inc 4.625% 5/15/2028 (c)	1,190,000	1,141,051
Gartner Inc 3.625% 6/15/2029 (c)	100,000	94,066
Gartner Inc 3.75% 10/1/2030 (c)	265,000	245,398
Gartner Inc 4.5% 7/1/2028 (c)	410,000	401,014
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (c)	750,000	695,107
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (c)	700,000	694,320
		3,395,150
Semiconductors & Semiconductor Equipment - 1.3%
Broadcom Inc 2.45% 2/15/2031 (c)	525,000	461,215
Entegris Inc 3.625% 5/1/2029 (c)(i)	1,000,000	927,016
Entegris Inc 4.375% 4/15/2028 (c)(i)	1,045,000	1,007,038
ON Semiconductor Corp 3.875% 9/1/2028 (c)	310,000	293,246
Qorvo Inc 4.375% 10/15/2029	475,000	454,357
		3,142,872
Software - 0.7%
Crowdstrike Holdings Inc 3% 2/15/2029 (i)	305,000	281,472
Elastic NV 4.125% 7/15/2029 (c)	205,000	193,460
Fair Isaac Corp 4% 6/15/2028 (c)	915,000	875,779
Gen Digital Inc 6.25% 4/1/2033 (c)	305,000	305,375
		1,656,086
Technology Hardware, Storage & Peripherals - 0.6%
Seagate HDD Cayman 5.75% 12/1/2034	300,000	294,712
Seagate HDD Cayman 8.25% 12/15/2029	1,225,000	1,311,655
		1,606,367
TOTAL INFORMATION TECHNOLOGY		12,859,206

Materials - 7.5%
Chemicals - 2.5%
Avient Corp 6.25% 11/1/2031 (c)	240,000	240,677
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (c)	600,000	593,047
Chemours Co/The 4.625% 11/15/2029 (c)(i)	250,000	222,124
Chemours Co/The 5.375% 5/15/2027 (i)	940,000	924,793
Chemours Co/The 8% 1/15/2033 (c)	485,000	478,087
Methanex US Operations Inc 6.25% 3/15/2032 (c)	365,000	365,770
Olin Corp 5% 2/1/2030 (i)	969,000	922,248
Olin Corp 5.125% 9/15/2027 (i)	1,260,000	1,258,318
Tronox Inc 4.625% 3/15/2029 (c)(i)	545,000	487,713
WR Grace Holdings LLC 4.875% 6/15/2027 (c)	615,000	599,495
WR Grace Holdings LLC 7.375% 3/1/2031 (c)	60,000	61,148
		6,153,420
Construction Materials - 0.6%
Knife River Corp 7.75% 5/1/2031 (c)	430,000	450,738
Quikrete Holdings Inc 6.375% 3/1/2032 (c)	365,000	370,296
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (c)	330,000	354,394
VM Consolidated Inc 5.5% 4/15/2029 (c)	295,000	288,364
		1,463,792
Containers & Packaging - 2.6%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (c)	575,000	524,100
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (c)	15,000	14,926
Ball Corp 2.875% 8/15/2030	1,015,000	890,343
Ball Corp 3.125% 9/15/2031	1,835,000	1,594,221
Ball Corp 6% 6/15/2029 (i)	450,000	457,555
Graphic Packaging International LLC 3.75% 2/1/2030 (c)(i)	480,000	441,622
Graphic Packaging International LLC 6.375% 7/15/2032 (c)	460,000	466,667
OI European Group BV 4.75% 2/15/2030 (c)	185,000	170,329
Sealed Air Corp 5% 4/15/2029 (c)(i)	1,280,000	1,248,039
Sealed Air Corp 6.875% 7/15/2033 (c)	340,000	360,575
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (c)	355,000	370,769
		6,539,146
Metals & Mining - 1.8%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (c)	85,000	88,514
Arsenal AIC Parent LLC 8% 10/1/2030 (c)	105,000	109,420
Cleveland-Cliffs Inc 4.875% 3/1/2031 (c)	960,000	865,200
Cleveland-Cliffs Inc 6.75% 4/15/2030 (c)(i)	370,000	370,375
Commercial Metals Co 3.875% 2/15/2031	375,000	339,082
Kaiser Aluminum Corp 4.625% 3/1/2028 (c)	630,000	607,934
Novelis Corp 3.875% 8/15/2031 (c)(i)	1,545,000	1,359,226
Novelis Inc 6.875% 1/30/2030 (c)	730,000	746,270
		4,486,021
TOTAL MATERIALS		18,642,379

Real Estate - 3.3%
Diversified REITs - 0.7%
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (c)	360,000	355,298
Vici Properties LP / Vici Note Co Inc 4.5% 9/1/2026 (c)	1,292,000	1,282,553
Vici Properties LP / Vici Note Co Inc 4.625% 6/15/2025 (c)	155,000	154,665
		1,792,516
Health Care REITs - 0.1%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	410,000	281,142
Hotel & Resort REITs - 0.2%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (c)(i)	160,000	163,426
Service Properties Trust 5.5% 12/15/2027	240,000	233,761
Service Properties Trust Series 10YR, 3.95% 1/15/2028	40,000	35,800
		432,987
Real Estate Management & Development - 0.3%
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (c)	80,000	84,161
Kennedy-Wilson Inc 4.75% 2/1/2030 (i)	355,000	324,695
Taylor Morrison Communities Inc 5.75% 1/15/2028 (c)	360,000	360,079
		768,935
Specialized REITs - 2.0%
Iron Mountain Inc 4.875% 9/15/2027 (c)(i)	250,000	246,005
Iron Mountain Inc 4.875% 9/15/2029 (c)(i)	2,430,000	2,340,891
Iron Mountain Inc 6.25% 1/15/2033 (c)	735,000	739,243
SBA Communications Corp 3.125% 2/1/2029 (i)	1,345,000	1,232,902
SBA Communications Corp 3.875% 2/15/2027	350,000	340,823
		4,899,864
TOTAL REAL ESTATE		8,175,444

Utilities - 4.0%
Electric Utilities - 3.5%
Clearway Energy Operating LLC 3.75% 2/15/2031 (c)	675,000	600,849
Clearway Energy Operating LLC 4.75% 3/15/2028 (c)	145,000	140,833
DPL Inc 4.35% 4/15/2029	400,000	378,499
FirstEnergy Corp 2.25% 9/1/2030	1,225,000	1,067,038
NRG Energy Inc 5.25% 6/15/2029 (c)	626,000	613,480
NRG Energy Inc 5.75% 1/15/2028	659,000	660,624
NRG Energy Inc 6% 2/1/2033 (c)	240,000	237,275
NRG Energy Inc 6.25% 11/1/2034 (c)	240,000	240,834
PG&E Corp 5% 7/1/2028	1,130,000	1,100,798
Vistra Operations Co LLC 5% 7/31/2027 (c)	1,350,000	1,333,702
Vistra Operations Co LLC 5.5% 9/1/2026 (c)(i)	1,022,000	1,021,752
Vistra Operations Co LLC 5.625% 2/15/2027 (c)	480,000	480,077
Vistra Operations Co LLC 7.75% 10/15/2031 (c)	200,000	211,170
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (c)(i)	645,000	640,690
		8,727,621
Independent Power and Renewable Electricity Producers - 0.5%
Alpha Generation LLC 6.75% 10/15/2032 (c)	285,000	289,052
Sunnova Energy Corp 11.75% 10/1/2028 (c)	160,000	91,199
TerraForm Power Operating LLC 5% 1/31/2028 (c)	809,000	782,483
		1,162,734
TOTAL UTILITIES		9,890,355

TOTAL UNITED STATES		197,087,262
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $226,884,061)		225,527,427

Preferred Securities - 2.3%
	Principal Amount (a)	Value ($)
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 7% (c)(d)(k)	200,000	200,657
UNITED KINGDOM - 0.1%
Financials - 0.1%
Banks - 0.1%
Barclays PLC 7.625% (d)(k)	200,000	200,306
UNITED STATES - 2.1%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.6946% (b)(d)(k)	485,000	486,034
Financials - 1.9%
Banks - 0.9%
Citigroup Inc 6.75% (d)(k)	969,000	972,576
Citigroup Inc 7.125% (d)(k)	430,000	440,246
JPMorgan Chase & Co 6.5% (d)(k)	490,000	503,584
Wells Fargo & Co 7.625% (d)(i)(k)	270,000	291,450
		2,207,856
Capital Markets - 0.5%
Charles Schwab Corp/The 4% (d)(k)	355,000	321,346
Charles Schwab Corp/The 5.375% (d)(k)	175,000	177,377
Goldman Sachs Group Inc/The 6.85% (d)(k)	610,000	626,546
		1,125,269
Consumer Finance - 0.5%
Ally Financial Inc 4.7% (d)(k)	1,300,000	1,261,016
TOTAL FINANCIALS		4,594,141

Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (d)(k)	145,000	135,973
TOTAL UNITED STATES		5,216,148
TOTAL PREFERRED SECURITIES (Cost $5,531,158)		5,617,111

U.S. Treasury Obligations - 0.5%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Notes 4.125% 11/15/2032 (Cost $1,198,202)	4.40	1,220,000	1,220,238

Money Market Funds - 13.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m)	4.35	8,390,664	8,392,342
Fidelity Securities Lending Cash Central Fund (m)(n)	4.35	26,105,582	26,108,193
TOTAL MONEY MARKET FUNDS (Cost $34,498,596)			34,500,535

TOTAL INVESTMENT IN SECURITIES - 109.4% (Cost $272,410,659)	271,222,937
NET OTHER ASSETS (LIABILITIES) - (9.4)%	(23,311,418)
NET ASSETS - 100.0%	247,911,519

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $172,016,289 or 69.4% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $60,474 and $60,927, respectively.

(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $33,140 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)	Security or a portion of the security is on loan at period end.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Security is perpetual in nature with no stated maturity date.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	14,471,537	17,566,294	23,645,489	300,365	-	-	8,392,342	8,390,664	0.0%
Fidelity Securities Lending Cash Central Fund	12,364,537	66,520,778	52,777,123	34,449	-	1	26,108,193	26,105,582	0.1%
Total	26,836,074	84,087,072	76,422,612	334,814	-	1	34,500,535	34,496,246

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	931,399	-	931,399	-

Bank Loan Obligations
Communication Services	14,981	-	14,981	-
Consumer Discretionary	154,897	-	154,897	-
Energy	50,094	-	50,094	-
Industrials	682,757	-	682,757	-
Information Technology	597,800	-	597,800	-
Materials	385,184	-	385,184	-
Utilities	526,876	-	526,876	-

Common Stocks
Energy	33,140	33,140	-	-

Convertible Corporate Bonds
Communication Services	662,168	-	662,168	-
Consumer Discretionary	9,720	-	9,720	-
Financials	308,610	-	308,610	-

Non-Convertible Corporate Bonds
Communication Services	20,866,330	-	20,866,330	-
Consumer Discretionary	39,542,514	-	39,542,514	-
Consumer Staples	9,898,024	-	9,898,024	-
Energy	34,769,457	-	34,769,457	-
Financials	20,579,134	-	20,579,134	-
Health Care	13,353,041	-	13,353,041	-
Industrials	26,586,674	-	26,586,674	-
Information Technology	14,713,078	-	14,713,078	-
Materials	25,726,872	-	25,726,872	-
Real Estate	8,175,444	-	8,175,444	-
Utilities	11,316,859	-	11,316,859	-

Preferred Securities
Energy	486,034	-	486,034	-
Financials	4,995,104	-	4,995,104	-
Utilities	135,973	-	135,973	-

U.S. Treasury Obligations	1,220,238	-	1,220,238	-

Money Market Funds	34,500,535	34,500,535	-	-
Total Investments in Securities:	271,222,937	34,533,675	236,689,262	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $25,209,955) - See accompanying schedule:
Unaffiliated issuers (cost $237,912,063)	$236,722,402
Fidelity Central Funds (cost $34,498,596)	34,500,535

Total Investment in Securities (cost $272,410,659)		$271,222,937
Cash		5,186
Receivable for investments sold		24,827
Interest receivable		3,325,078
Distributions receivable from Fidelity Central Funds		36,151
Total assets		274,614,179
Liabilities
Payable for investments purchased	$592,386
Other payables and accrued expenses	2,081
Collateral on securities loaned	26,108,193
Total liabilities		26,702,660
Net Assets		$247,911,519
Net Assets consist of:
Paid in capital		$264,297,831
Total accumulated earnings (loss)		(16,386,312)
Net Assets		$247,911,519
Net Asset Value, offering price and redemption price per share ($247,911,519 ÷ 2,816,315 shares)		$88.03
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Dividends		$117,634
Interest		6,570,713
Income from Fidelity Central Funds (including $34,449 from security lending)		334,814
Total income		7,023,161
Expenses
Custodian fees and expenses	$(466)
Independent trustees' fees and expenses	491
Total expenses		25
Net Investment income (loss)		7,023,136
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(474,237)
Total net realized gain (loss)		(474,237)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	217,305
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		217,306
Net gain (loss)		(256,931)
Net increase (decrease) in net assets resulting from operations		$6,766,205
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,023,136	$20,705,587
Net realized gain (loss)	(474,237)	(7,896,168)
Change in net unrealized appreciation (depreciation)	217,306	21,766,379
Net increase (decrease) in net assets resulting from operations	6,766,205	34,575,798
Distributions to shareholders	(7,004,248)	(20,358,240)

Affiliated share transactions
Proceeds from sales of shares	-	75,000,000
Reinvestment of distributions	7,004,248	19,363,097
Cost of shares redeemed	-	(228,742,015)

Net increase (decrease) in net assets resulting from share transactions	7,004,248	(134,378,918)
Total increase (decrease) in net assets	6,766,205	(120,161,360)

Net Assets
Beginning of period	241,145,314	361,306,674
End of period	$247,911,519	$241,145,314

Other Information
Shares
Sold	-	886,194
Issued in reinvestment of distributions	79,708	227,078
Redeemed	-	(2,687,289)
Net increase (decrease)	79,708	(1,574,017)

Financial Highlights
Fidelity® Specialized High Income Central Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$88.12	$83.82	$83.76	$100.89	$100.01	$102.28
Income from Investment Operations
Net investment income (loss) A,B	2.536	5.075	4.570	4.198	4.670	5.162
Net realized and unrealized gain (loss)	(.097)	4.164	(.039)	(13.727)	1.582	(1.042)
Total from investment operations	2.439	9.239	4.531	(9.529)	6.252	4.120
Distributions from net investment income	(2.529)	(4.939)	(4.471)	(4.181)	(4.623)	(5.093)
Distributions from net realized gain	-	-	-	(3.420)	(.749)	(1.297)
Total distributions	(2.529)	(4.939)	(4.471)	(7.601)	(5.372)	(6.390)
Net asset value, end of period	$88.03	$88.12	$83.82	$83.76	$100.89	$100.01
Total Return C,D	2.81%	11.37%	5.56%	(9.98)%	6.46%	4.25%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	5.82% H	5.93%	5.48%	4.61%	4.67%	5.20%
Supplemental Data
Net assets, end of period (000 omitted)	$247,912	$241,145	$361,307	$332,758	$361,517	$531,050
Portfolio turnover rate I	19 % H	17% J	23%	23%	55%	54%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities, U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,599,843
Gross unrealized depreciation	(4,831,870)
Net unrealized appreciation (depreciation)	$(1,232,027)
Tax cost	$272,454,964

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,577,861)
Long-term	(13,059,132)
Total capital loss carryforward	$(14,636,993)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Specialized High Income Central Fund	31,013,454	19,451,238
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Specialized High Income Central Fund	2,687,289	(5,913,441)	228,742,015
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Specialized High Income Central Fund	3,529	-	-
7. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.820820.119
SHI-SANN-0425
Fidelity® High Income Central Fund

Semi-Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® High Income Central Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Alternative Funds - 2.2%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $33,079,091)	3,324,543	32,514,026

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7932% 1/20/2035 (d)(e)(f)	203,000	203,099
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.7901% 10/22/2037 (d)(e)(f)	121,000	124,629
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 10.2529% 10/20/2037 (d)(e)(f)	214,000	220,389
Palmer Square Loan Funding Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.6974% 8/8/2032 (d)(e)(f)	2,000,000	2,005,282
Sandstone Peak III Ltd Series 2024-1A Class D2A, CME Term SOFR 3 month Index + 5.25%, 9.5501% 4/25/2037 (d)(e)(f)	1,000,000	1,024,060
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		3,577,459
UNITED STATES - 0.0%
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 10.1997% 10/15/2036 (d)(e)(f)	543,000	558,436
TOTAL ASSET-BACKED SECURITIES (Cost $4,081,000)		4,135,895

Bank Loan Obligations - 7.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.6455% 9/13/2029 (d)(e)(g)(h)	144,373	144,372
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.802% 8/15/2028 (d)(e)(h)	1,034,818	926,897
NETHERLANDS - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5529% 1/20/2032 (d)(e)(h)	1,372,843	1,362,547
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8132% 11/15/2030 (d)(e)(h)	2,138,838	2,063,978
UNITED KINGDOM - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5586% 12/2/2031 (d)(e)(h)	1,680,000	1,674,120
UNITED STATES - 6.6%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3086% 1/30/2031 (d)(e)(h)	422,875	424,592
Consumer Discretionary - 1.0%
Broadline Retail - 0.4%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9288% 6/18/2029 (d)(e)(h)	4,312,205	3,968,005
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5738% 1/23/2032 (d)(e)(h)	2,569,843	2,574,675
		6,542,680
Diversified Consumer Services - 0.6%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7058% 3/4/2028 (d)(e)(h)	6,880,601	5,948,005
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3223% 5/15/2028 (d)(e)(h)	1,855,787	1,849,607
		7,797,612
TOTAL CONSUMER DISCRETIONARY		14,340,292

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.0%
Northeast Grocery Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.823% 12/13/2028 (d)(e)(h)	703,094	704,500
Food Products - 0.2%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8512% 8/2/2028 (d)(e)(h)	1,842,587	1,217,950
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.6162% 8/2/2028 (d)(e)(h)	987,804	983,359
		2,201,309
TOTAL CONSUMER STAPLES		2,905,809

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3529% 12/30/2027 (d)(e)(h)	295,000	295,554
Mesquite Energy Inc 1LN, term loan 0% (d)(g)(h)(i)(j)	1,710,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (d)(e)(g)(h)(i)(j)	3,964,252	1
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% 10/30/2028 (d)(e)(h)(i)	2,865,000	2,650,125
		2,945,680
Financials - 1.2%
Capital Markets - 0.0%
GTCR Everest Borrower LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 9/5/2031 (d)(e)(h)	285,000	284,510
Financial Services - 0.8%
Cabazon Finance Authority term loan 13% 11/23/2026 (d)(g)(h)	3,866,592	2,468,046
Softbank Svf II Cayman LP 1LN, term loan 3 month U.S. LIBOR + 5%, 6% 12/31/2025 (d)(e)(g)(h)	7,333,088	7,342,621
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0719% 2/12/2032 (d)(e)(h)	1,440,000	1,440,360
		11,251,027
Insurance - 0.4%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 11/6/2030 (d)(e)(h)	209,637	209,245
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4238% 8/19/2028 (d)(e)(h)	4,203,250	4,192,027
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7869% 6/20/2030 (d)(e)(h)	643,520	643,926
TIH Insurance Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 5/6/2032 (d)(e)(h)	1,294,737	1,312,863
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5788% 11/23/2029 (d)(e)(h)	427,244	425,774
		6,783,835
TOTAL FINANCIALS		18,319,372

Health Care - 0.4%
Health Care Providers & Services - 0.0%
Examworks Bidco Inc Tranche B 1LN, term loan 7.0738% 11/1/2028 (d)(h)	282,750	282,326
Health Care Technology - 0.4%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 2/15/2029 (d)(e)(h)	2,772,746	2,764,816
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (h)	2,220,000	2,217,225
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0586% 4/30/2031 (d)(e)(h)	555,807	549,554
		5,531,595
TOTAL HEALTH CARE		5,813,921

Industrials - 1.4%
Aerospace & Defense - 0.2%
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/30/2032 (d)(e)(h)(i)	2,933,276	2,916,410
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/30/2032 (d)(e)(h)(i)	276,724	275,133
		3,191,543
Air Freight & Logistics - 0.6%
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1738% 11/23/2028 (d)(e)(g)(h)	7,142,593	7,142,593
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.4238% 11/23/2029 (d)(e)(g)(h)	915,000	915,000
		8,057,593
Building Products - 0.2%
Hobbs & Associates LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0636% 7/23/2031 (d)(e)(h)	2,513,636	2,505,794
Hobbs & Associates LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6455% 7/23/2031 (d)(e)(h)	250,735	249,953
		2,755,747
Commercial Services & Supplies - 0.4%
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3889% 4/11/2029 (d)(e)(h)	5,438,138	4,821,616
Electrical Equipment - 0.0%
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 0% 12/21/2029 (d)(e)(h)(i)(k)	194,737	200,903
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.3373% 12/21/2029 (d)(e)(h)	340,789	351,582
		552,485
Machinery - 0.0%
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4238% 3/25/2031 (d)(e)(h)	640,163	629,305
TOTAL INDUSTRIALS		20,008,289

Information Technology - 2.0%
Communications Equipment - 0.2%
CommScope LLC 1LN, term loan 9.5738% 12/17/2029 (d)(h)	2,855,000	2,916,554
IT Services - 0.6%
X Corp 1LN, term loan 9.5% 10/29/2029 (h)	4,305,000	4,395,577
X Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.9788% 10/26/2029 (d)(e)(h)	4,285,000	4,272,745
		8,668,322
Software - 1.2%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.8286% 2/23/2032 (d)(e)(h)	25,000	25,585
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0786% 2/24/2031 (d)(e)(h)	134,325	135,104
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1738% 12/10/2029 (d)(e)(h)	143,411	143,081
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0738% 11/15/2032 (d)(e)(h)	890,000	906,136
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.6455% 9/13/2029 (d)(e)(g)(h)	6,166,202	6,166,202
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5738% 12/31/2031 (d)(e)(h)	3,785,000	3,628,869
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5738% 2/23/2029 (d)(e)(h)	1,514,898	1,483,025
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 0% 11/22/2032 (d)(e)(h)(i)	730,000	732,285
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2998% 2/10/2031 (d)(e)(h)	4,715,008	4,713,452
		17,933,739
TOTAL INFORMATION TECHNOLOGY		29,518,615

Materials - 0.2%
Chemicals - 0.2%
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0401% 10/4/2029 (d)(e)(h)	2,803,245	2,794,695
TOTAL UNITED STATES		97,071,265
TOTAL BANK LOAN OBLIGATIONS (Cost $108,133,891)		103,243,179

Common Stocks - 2.8%
	Shares	Value ($)
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (l)	28,000	91,000
Studio City International Holdings Ltd ADR (f)(l)	25,434	82,661

TOTAL HONG KONG		173,661
LUXEMBOURG - 0.2%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Intelsat SA/Luxembourg (g)	61,616	2,130,065
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Travelport Finance Luxembourg Sarl (g)(l)	261	809,627
TOTAL LUXEMBOURG		2,939,692
UNITED STATES - 2.6%
Communication Services - 0.0%
Media - 0.0%
iHeartMedia Inc Class A (l)	8,204	14,521
Main Street Sports Group (g)	1,441	24,497
		39,018
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
UC Holdings Inc (g)(l)	32,168	0
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC / New Cotai Capital Corp (b)(g)(l)	1,330,466	345,921
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Northeast Grocery Inc (b)(g)(l)	228,430	1,336,316
Southeastern Grocers Inc rights (g)(l)	687,397	166,721
		1,503,037
Energy - 2.1%
Energy Equipment & Services - 0.1%
Forbes Energy Services Ltd (g)(l)	72,087	1
Noble Corp PLC Tranche 1 warrants 2/4/2028 (l)	27,051	464,736
Noble Corp PLC Tranche 2 warrants 2/4/2028 (l)	27,051	193,685
Superior Energy Services Inc Class A (g)	15,005	937,362
Tidewater Inc warrants 11/14/2042 (l)	8,251	414,080
		2,009,864
Oil, Gas & Consumable Fuels - 2.0%
California Resources Corp (m)	80,974	3,613,060
EP Energy Corp (g)(l)	218,900	291,137
Expand Energy Corp (m)	64,281	6,356,105
Mesquite Energy Inc (g)(l)	214,437	17,894,743
Tribune Resources Inc (g)	182,155	69,219
		28,224,264
TOTAL ENERGY		30,234,128

Industrials - 0.0%
Aerospace & Defense - 0.0%
Incora Top Holdco LLC (g)	1,785	63,400
Utilities - 0.4%
Electric Utilities - 0.4%
PG&E Corp	350,590	5,728,641
Independent Power and Renewable Electricity Producers - 0.0%
PureWest Energy LLC (g)(l)	2,832	636
TOTAL UTILITIES		5,729,277

TOTAL UNITED STATES		37,914,781
TOTAL COMMON STOCKS (Cost $27,452,423)		41,028,134

Convertible Corporate Bonds - 0.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.8%
Communication Services - 0.6%
Media - 0.6%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	6,691,690	8,326,972
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
New Cotai LLC 5% 2/24/2027 (g)	1,760,606	1,969,414
Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030 (f)	40,000	39,860
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Wolfspeed Inc 1.875% 12/1/2029	2,949,000	1,114,722
TOTAL UNITED STATES		11,450,968
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $10,547,218)		11,450,968

Non-Convertible Corporate Bonds - 80.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
FMG Resources August 2006 Pty Ltd 4.375% 4/1/2031 (f)	1,615,000	1,481,758
FMG Resources August 2006 Pty Ltd 5.875% 4/15/2030 (f)	2,755,000	2,744,392
Mineral Resources Ltd 8% 11/1/2027 (f)	2,835,000	2,865,230
Mineral Resources Ltd 8.5% 5/1/2030 (f)	680,000	687,271

TOTAL AUSTRALIA		7,778,651
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (f)	1,745,000	1,691,588
BRAZIL - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
ERO Copper Corp 6.5% 2/15/2030 (f)	8,865,000	8,665,538
CANADA - 2.8%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (f)	7,635,000	6,962,149
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
MEG Energy Corp 5.875% 2/1/2029 (f)	4,235,000	4,182,154
Health Care - 0.0%
Pharmaceuticals - 0.0%
1375209 Bc Ltd 9% 1/30/2028 (f)	1,023,000	1,026,812
Industrials - 0.8%
Aerospace & Defense - 0.5%
Bombardier Inc 6% 2/15/2028 (f)	1,450,000	1,445,446
Bombardier Inc 7% 6/1/2032 (f)	1,395,000	1,414,287
Bombardier Inc 7.25% 7/1/2031 (f)	1,920,000	1,964,717
Bombardier Inc 7.875% 4/15/2027 (f)	2,121,000	2,130,572
		6,955,022
Commercial Services & Supplies - 0.2%
Garda World Security Corp 8.25% 8/1/2032 (f)	2,495,000	2,560,721
Passenger Airlines - 0.1%
Air Canada 3.875% 8/15/2026 (f)	2,110,000	2,065,397
Information Technology - 0.5%
Software - 0.5%
Open Text Corp 3.875% 12/1/2029 (f)	2,200,000	2,022,914
Open Text Holdings Inc 4.125% 12/1/2031 (f)	2,200,000	1,971,155
Open Text Holdings Inc 4.125% 2/15/2030 (f)(m)	3,095,000	2,858,688
		6,852,757
Materials - 0.7%
Chemicals - 0.4%
NOVA Chemicals Corp 4.25% 5/15/2029 (f)	2,650,000	2,515,490
NOVA Chemicals Corp 7% 12/1/2031 (f)	1,255,000	1,298,970
NOVA Chemicals Corp 9% 2/15/2030 (f)	2,100,000	2,268,086
		6,082,546
Metals & Mining - 0.3%
Hudbay Minerals Inc 6.125% 4/1/2029 (f)	4,755,000	4,748,871
TOTAL MATERIALS		10,831,417

TOTAL CANADA		41,436,429
COLOMBIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (f)	3,172,000	1,617,720
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (f)	1,770,000	1,676,721
FRANCE - 1.8%
Communication Services - 1.7%
Diversified Telecommunication Services - 1.7%
Altice France SA 5.125% 1/15/2029 (f)	2,270,000	1,760,482
Altice France SA 5.125% 7/15/2029 (f)	9,575,000	7,428,318
Altice France SA 5.5% 1/15/2028 (f)	8,590,000	6,914,011
Altice France SA 5.5% 10/15/2029 (f)	5,440,000	4,249,343
Iliad Holding SASU 7% 4/15/2032 (f)	1,865,000	1,883,309
Iliad Holding SASU 8.5% 4/15/2031 (f)	2,155,000	2,295,607
		24,531,070
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (f)	1,300,000	1,359,137
TOTAL FRANCE		25,890,207
GHANA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Tullow Oil PLC 10.25% 5/15/2026 (f)	3,917,000	3,497,489
HONG KONG - 0.2%
Industrials - 0.2%
Marine Transportation - 0.2%
Seaspan Corp 5.5% 8/1/2029 (f)	3,695,000	3,403,399
INDIA - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
CA Magnum Holdings 5.375% 10/31/2026 (f)	770,000	761,098
IRELAND - 0.1%
Financials - 0.1%
Financial Services - 0.1%
GGAM Finance Ltd 6.875% 4/15/2029 (f)	1,690,000	1,725,678
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (f)	7,000	6,963
TOTAL IRELAND		1,732,641
LUXEMBOURG - 0.7%
Communication Services - 0.7%
Media - 0.4%
Altice Financing SA 5.75% 8/15/2029 (f)	3,690,000	2,894,542
Altice France Holding SA 10.5% 5/15/2027 (f)	6,900,000	2,131,438
Altice France Holding SA 6% 2/15/2028 (f)	1,070,000	329,534
		5,355,514
Wireless Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA 6.5% 3/15/2030 (f)	4,985,000	4,643,875
TOTAL COMMUNICATION SERVICES		9,999,389

Materials - 0.0%
Containers & Packaging - 0.0%
ARD Finance SA 6.5% 6/30/2027 pay-in-kind (d)(f)	2,616,531	170,075
TOTAL LUXEMBOURG		10,169,464
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Studio City Finance Ltd 6.5% 1/15/2028 (f)	2,155,000	2,112,735
NETHERLANDS - 0.6%
Communication Services - 0.6%
Media - 0.6%
VZ Secured Financing BV 5% 1/15/2032 (f)	6,990,000	6,161,637
Ziggo Bond Co BV 5.125% 2/28/2030 (f)	1,155,000	1,023,217
Ziggo BV 4.875% 1/15/2030 (f)	1,730,000	1,592,650

TOTAL NETHERLANDS		8,777,504
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TGS ASA 8.5% 1/15/2030 (f)	1,465,000	1,525,139
PANAMA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (f)	2,310,000	2,263,800
PUERTO RICO - 0.4%
Communication Services - 0.4%
Media - 0.4%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (f)	2,520,000	1,899,667
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (f)	4,724,000	4,034,939

TOTAL PUERTO RICO		5,934,606
SPAIN - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (f)	1,235,000	1,164,858
SWITZERLAND - 0.4%
Industrials - 0.3%
Aerospace & Defense - 0.3%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (f)	4,250,000	3,834,804
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (f)	2,105,000	2,142,136
TOTAL SWITZERLAND		5,976,940
UNITED KINGDOM - 1.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (f)	1,825,000	1,672,920
Consumer Discretionary - 0.7%
Automobile Components - 0.2%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (f)	440,000	455,743
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (f)	675,000	705,101
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (f)	2,010,000	2,102,092
		3,262,936
Automobiles - 0.5%
Mclaren Finance PLC 7.5% 8/1/2026 (f)	6,035,000	6,035,000
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG Global Finance PLC 12% 11/30/2028 (f)	2,975,000	3,336,227
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
OT Midco Ltd 10% 2/15/2030 (f)	2,155,000	2,002,096
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (f)	2,105,000	2,087,297
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (f)	1,705,000	1,711,394
		3,798,691
TOTAL UNITED KINGDOM		20,107,870
UNITED STATES - 69.0%
Communication Services - 10.9%
Diversified Telecommunication Services - 1.1%
Consolidated Communications Inc 5% 10/1/2028 (f)	1,320,000	1,259,827
Frontier Communications Holdings LLC 5% 5/1/2028 (f)	2,480,000	2,454,099
Frontier Communications Holdings LLC 5.875% 11/1/2029	615,475	615,722
Frontier Communications Holdings LLC 6% 1/15/2030 (f)	3,035,000	3,046,234
Level 3 Financing Inc 4% 4/15/2031 (f)	3,850,000	2,993,375
Level 3 Financing Inc 4.5% 4/1/2030 (f)	3,420,000	2,821,500
Lumen Technologies Inc 4.125% 4/15/2029 (f)	1,787,950	1,627,161
Lumen Technologies Inc 4.125% 4/15/2030 (f)	1,788,130	1,602,201
		16,420,119
Entertainment - 0.6%
Allen Media LLC / Allen Media Co-Issuer Inc 10.5% 2/15/2028 (f)	7,650,000	2,983,500
ROBLOX Corp 3.875% 5/1/2030 (f)(m)	6,155,000	5,663,005
		8,646,505
Interactive Media & Services - 0.1%
Snap Inc 6.875% 3/1/2033 (f)	1,410,000	1,427,594
Media - 9.1%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (f)(m)	3,730,000	3,126,747
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (f)	4,415,000	3,816,688
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (f)	5,200,000	4,845,186
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (f)	2,590,000	2,296,050
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (f)	1,370,000	1,272,253
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (f)	4,440,000	4,533,751
CSC Holdings LLC 3.375% 2/15/2031 (f)	3,305,000	2,349,695
CSC Holdings LLC 4.125% 12/1/2030 (f)	2,590,000	1,903,657
CSC Holdings LLC 4.5% 11/15/2031 (f)	2,175,000	1,593,993
CSC Holdings LLC 4.625% 12/1/2030 (f)	5,895,000	3,129,209
CSC Holdings LLC 5% 11/15/2031 (f)	2,290,000	1,175,477
CSC Holdings LLC 5.75% 1/15/2030 (f)	3,690,000	2,121,750
CSC Holdings LLC 7.5% 4/1/2028 (f)	4,545,000	3,377,966
DISH DBS Corp 5.125% 6/1/2029	7,080,000	4,776,455
EchoStar Corp 10.75% 11/30/2029	45,721,531	49,029,746
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)	7,780,530	7,286,046
Gray Media Inc 5.375% 11/15/2031 (f)	2,970,000	1,724,772
Lamar Media Corp 4.875% 1/15/2029 (m)	1,980,000	1,925,715
Nexstar Media Inc 5.625% 7/15/2027 (f)(m)	2,755,000	2,725,229
Radiate Holdco LLC / Radiate Finance Inc 4.5% 9/15/2026 (f)	2,820,000	2,449,714
Radiate Holdco LLC / Radiate Finance Inc 6.5% 9/15/2028 (f)	2,845,000	1,986,355
Scripps Escrow II Inc 3.875% 1/15/2029 (f)	2,170,000	1,535,591
Scripps Escrow II Inc 5.375% 1/15/2031 (f)	1,130,000	593,366
Scripps Escrow Inc 5.875% 7/15/2027 (f)	1,780,000	1,441,507
Sirius XM Radio LLC 4.125% 7/1/2030 (f)	2,155,000	1,935,501
Sirius XM Radio LLC 5% 8/1/2027 (f)	4,295,000	4,236,030
Univision Communications Inc 6.625% 6/1/2027 (f)	5,150,000	5,160,599
Univision Communications Inc 7.375% 6/30/2030 (f)	3,455,000	3,375,011
Univision Communications Inc 8.5% 7/31/2031 (f)	6,280,000	6,260,631
		131,984,690
TOTAL COMMUNICATION SERVICES		158,478,908

Consumer Discretionary - 8.9%
Automobile Components - 0.9%
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (f)	1,425,000	1,457,960
Hertz Corp/The 12.625% 7/15/2029 (f)	2,135,000	2,250,350
Hertz Corp/The 4.625% 12/1/2026 (f)	1,680,000	1,457,555
Hertz Corp/The 5% 12/1/2029 (f)	2,190,000	1,508,634
Hertz Corp/The 5.5% (f)(g)(j)	3,155,000	189,300
Hertz Corp/The 6% (f)(g)(j)	3,900,000	760,500
Hertz Corp/The 6.25% (g)(j)	2,880,000	208,800
Hertz Corp/The 7.125% (f)(g)(j)	3,980,000	825,850
Nesco Holdings II Inc 5.5% 4/15/2029 (f)	1,770,000	1,666,923
Patrick Industries Inc 6.375% 11/1/2032 (f)(m)	2,715,000	2,698,434
		13,024,306
Broadline Retail - 0.6%
CMG Media Corp 8.875% 6/18/2029 (f)	6,280,000	5,245,056
Macy's Retail Holdings LLC 6.125% 3/15/2032 (f)	1,065,000	1,015,913
Match Group Holdings II LLC 4.125% 8/1/2030 (f)	1,515,000	1,370,398
Wayfair LLC 7.25% 10/31/2029 (f)(m)	1,370,000	1,391,393
		9,022,760
Diversified Consumer Services - 0.5%
Service Corp International/US 5.125% 6/1/2029	1,845,000	1,813,485
TKC Holdings Inc 10.5% 5/15/2029 (f)	4,209,000	4,300,744
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (f)	1,640,000	1,635,622
		7,749,851
Hotels, Restaurants & Leisure - 4.6%
Caesars Entertainment Inc 4.625% 10/15/2029 (f)	2,860,000	2,702,550
Caesars Entertainment Inc 6.5% 2/15/2032 (f)	3,790,000	3,844,214
Caesars Entertainment Inc 8.125% 7/1/2027 (f)	2,109,000	2,129,255
Carnival Corp 5.75% 3/1/2027 (f)	5,135,000	5,148,125
Carnival Corp 5.75% 3/15/2030 (f)	2,145,000	2,151,765
CEC Entertainment LLC 6.75% 5/1/2026 (f)	2,250,000	2,246,177
Churchill Downs Inc 5.75% 4/1/2030 (f)(m)	4,380,000	4,328,575
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (f)	2,925,000	2,765,720
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (f)	1,410,000	1,311,115
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (f)	1,470,000	1,302,335
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (f)	1,650,000	1,547,088
Hilton Domestic Operating Co Inc 5.375% 5/1/2025 (f)	3,525,000	3,513,045
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (f)	2,090,000	2,094,815
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (f)	1,250,000	1,269,062
Jacobs Entertainment Inc 6.75% 2/15/2029 (f)	1,245,000	1,219,097
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75% 6/1/2027 (f)	1,325,000	1,311,325
Light & Wonder International Inc 7.5% 9/1/2031 (f)(m)	1,075,000	1,122,140
Lindblad Expeditions LLC 6.75% 2/15/2027 (f)	2,120,000	2,127,395
NCL Corp Ltd 5.875% 3/15/2026 (f)	117,000	117,035
NCL Corp Ltd 7.75% 2/15/2029 (f)	2,575,000	2,739,466
NCL Finance Ltd 6.125% 3/15/2028 (f)	910,000	918,262
Papa John's International Inc 3.875% 9/15/2029 (f)(m)	870,000	821,804
Royal Caribbean Cruises Ltd 4.25% 7/1/2026 (f)	4,375,000	4,318,808
Royal Caribbean Cruises Ltd 6% 2/1/2033 (f)	4,100,000	4,146,191
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (f)	1,805,000	1,841,445
Station Casinos LLC 4.625% 12/1/2031 (f)(m)	3,685,000	3,393,328
Station Casinos LLC 6.625% 3/15/2032 (f)(m)	3,405,000	3,435,866
Viking Cruises Ltd 9.125% 7/15/2031 (f)	895,000	971,314
Yum! Brands Inc 4.625% 1/31/2032	2,585,000	2,431,062
		67,268,379
Household Durables - 0.5%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (f)	1,380,000	1,291,229
Ashton Woods USA LLC / Ashton Woods Finance Co 6.625% 1/15/2028 (f)	40,000	40,085
LGI Homes Inc 7% 11/15/2032 (f)	2,545,000	2,524,615
Newell Brands Inc 6.375% 5/15/2030	1,565,000	1,560,353
Newell Brands Inc 6.625% 5/15/2032 (m)	1,200,000	1,193,581
Tri Pointe Homes Inc 5.7% 6/15/2028	795,000	790,052
		7,399,915
Leisure Products - 0.0%
Mattel Inc 3.375% 4/1/2026 (f)	745,000	733,721
Specialty Retail - 1.8%
Asbury Automotive Group Inc 4.5% 3/1/2028 (m)	681,000	660,846
Asbury Automotive Group Inc 4.625% 11/15/2029 (f)(m)	1,520,000	1,448,453
Asbury Automotive Group Inc 4.75% 3/1/2030 (m)	680,000	646,404
Asbury Automotive Group Inc 5% 2/15/2032 (f)(m)	1,520,000	1,418,148
Bath & Body Works Inc 6.625% 10/1/2030 (f)(m)	5,045,000	5,151,278
Carvana Co 11% 6/1/2030 pay-in-kind (d)(f)	508,760	540,077
Carvana Co 14% 6/1/2031 pay-in-kind (d)(f)	650,367	739,264
Carvana Co 9% 12/1/2028 pay-in-kind (d)(f)	336,501	348,555
Group 1 Automotive Inc 6.375% 1/15/2030 (f)(m)	1,275,000	1,297,837
Hudson Automotive Group 8% 5/15/2032 (f)	825,000	873,370
LBM Acquisition LLC 6.25% 1/15/2029 (f)	2,455,000	2,259,549
LCM Investments Holdings II LLC 4.875% 5/1/2029 (f)(m)	3,665,000	3,492,404
Michaels Cos Inc/The 5.25% 5/1/2028 (f)(m)	1,320,000	990,309
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (m)	3,070,000	3,115,482
Staples Inc 10.75% 9/1/2029 (f)	1,400,000	1,337,019
Victoria's Secret & Co 4.625% 7/15/2029 (f)(m)	1,665,000	1,515,106
		25,834,101
TOTAL CONSUMER DISCRETIONARY		131,033,033

Consumer Staples - 3.7%
Beverages - 0.3%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (f)	4,345,000	4,328,410
Consumer Staples Distribution & Retail - 2.0%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (f)	1,655,000	1,529,850
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (f)	6,890,000	6,651,057
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (f)(n)	1,430,000	1,447,833
C&S Group Enterprises LLC 5% 12/15/2028 (f)	766,000	642,697
Performance Food Group Inc 4.25% 8/1/2029 (f)	1,350,000	1,272,374
Performance Food Group Inc 5.5% 10/15/2027 (f)	5,775,000	5,749,155
Performance Food Group Inc 6.125% 9/15/2032 (f)	2,725,000	2,738,759
US Foods Inc 4.625% 6/1/2030 (f)	1,110,000	1,059,042
US Foods Inc 4.75% 2/15/2029 (f)	3,100,000	2,998,796
US Foods Inc 6.875% 9/15/2028 (f)	2,795,000	2,896,889
US Foods Inc 7.25% 1/15/2032 (f)(m)	1,550,000	1,619,813
		28,606,265
Food Products - 1.1%
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (d)(f)	1,075,000	1,179,163
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (f)(m)	1,465,000	1,428,475
Chobani LLC / Chobani Finance Corp Inc 7.625% 7/1/2029 (f)(m)	2,700,000	2,818,314
Fiesta Purchaser Inc 7.875% 3/1/2031 (f)	1,215,000	1,254,260
Fiesta Purchaser Inc 9.625% 9/15/2032 (f)	785,000	828,094
Kraft Heinz Foods Co 5.5% 6/1/2050	855,000	820,898
Lamb Weston Holdings Inc 4.125% 1/31/2030 (f)(m)	2,290,000	2,135,044
Post Holdings Inc 4.625% 4/15/2030 (f)	625,000	586,113
Post Holdings Inc 6.25% 10/15/2034 (f)(m)	1,265,000	1,257,778
Post Holdings Inc 6.25% 2/15/2032 (f)	3,715,000	3,743,395
TreeHouse Foods Inc 4% 9/1/2028	860,000	788,806
		16,840,340
Household Products - 0.1%
Central Garden & Pet Co 4.125% 10/15/2030 (m)	1,675,000	1,529,649
Personal Care Products - 0.1%
BellRing Brands Inc 7% 3/15/2030 (f)(m)	845,000	876,140
Tobacco - 0.1%
Turning Point Brands Inc 7.625% 3/15/2032 (f)	1,490,000	1,539,039
TOTAL CONSUMER STAPLES		53,719,843

Energy - 7.5%
Energy Equipment & Services - 0.5%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (f)	2,475,000	2,482,935
Archrock Partners LP / Archrock Partners Finance Corp 6.875% 4/1/2027 (f)(m)	252,000	251,889
KLX Energy Services Holdings Inc 11.5% 11/1/2025 (f)	2,685,000	2,677,194
Transocean Inc 8.25% 5/15/2029 (f)	1,405,000	1,390,186
Transocean Inc 8.5% 5/15/2031 (f)	1,405,000	1,387,405
		8,189,609
Oil, Gas & Consumable Fuels - 7.0%
Alpha Natural Resources Inc 9.75% (g)(j)	1,099,000	0
Blue Racer Midstream LLC / Blue Racer Finance Corp 7.25% 7/15/2032 (f)	2,120,000	2,216,030
California Resources Corp 8.25% 6/15/2029 (f)	3,220,000	3,312,296
CITGO Petroleum Corp 6.375% 6/15/2026 (f)	2,610,000	2,610,177
CNX Resources Corp 6% 1/15/2029 (f)	1,185,000	1,175,924
CNX Resources Corp 7.25% 3/1/2032 (f)	1,885,000	1,930,764
CNX Resources Corp 7.375% 1/15/2031 (f)	1,685,000	1,731,240
Comstock Resources Inc 5.875% 1/15/2030 (f)(m)	4,670,000	4,448,441
Comstock Resources Inc 6.75% 3/1/2029 (f)	3,485,000	3,426,239
Comstock Resources Inc 6.75% 3/1/2029 (f)	2,110,000	2,072,986
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (f)	7,280,000	7,054,704
CrownRock LP / CrownRock Finance Inc 5% 5/1/2029 (f)	830,000	842,895
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (f)	1,520,000	1,541,351
DT Midstream Inc 4.125% 6/15/2029 (f)(m)	2,545,000	2,412,770
DT Midstream Inc 4.375% 6/15/2031 (f)	2,545,000	2,363,828
EnLink Midstream LLC 5.625% 1/15/2028 (f)	1,060,000	1,078,374
EnLink Midstream LLC 6.5% 9/1/2030 (f)(m)	2,150,000	2,284,305
Eqt Corp 3.625% 5/15/2031 (f)	1,720,000	1,573,803
Expand Energy Corp 4.75% 2/1/2032	2,135,000	2,025,653
Expand Energy Corp 5.375% 2/1/2029	1,625,000	1,621,623
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (f)	820,000	854,215
Harvest Midstream I LP 7.5% 9/1/2028 (f)	5,565,000	5,682,995
Hess Midstream Operations LP 4.25% 2/15/2030 (f)	1,560,000	1,471,627
Hess Midstream Operations LP 5.125% 6/15/2028 (f)	2,905,000	2,868,533
Hess Midstream Operations LP 5.5% 10/15/2030 (f)(m)	920,000	908,555
Hess Midstream Operations LP 5.625% 2/15/2026 (f)	6,900,000	6,899,024
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (f)(m)	3,035,000	3,162,385
Kimmeridge Texas Gas LLC 8.5% 2/15/2030 (f)	1,365,000	1,393,239
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp 6.875% 12/1/2032 (f)(m)	4,655,000	4,693,599
Murphy Oil USA Inc 3.75% 2/15/2031 (f)	3,025,000	2,705,575
Northern Oil & Gas Inc 8.125% 3/1/2028 (f)	3,455,000	3,506,099
Northern Oil & Gas Inc 8.75% 6/15/2031 (f)	1,840,000	1,916,002
Occidental Petroleum Corp 4.4% 4/15/2046	1,750,000	1,354,124
Occidental Petroleum Corp 4.5% 7/15/2044	815,000	622,254
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028 (m)	2,320,000	2,241,739
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (f)	2,740,000	2,625,506
Permian Resources Operating LLC 5.875% 7/1/2029 (f)	2,610,000	2,596,950
Permian Resources Operating LLC 6.25% 2/1/2033 (f)(m)	3,665,000	3,683,413
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	2,280,000	2,181,525
Sunoco LP 7.25% 5/1/2032 (f)	1,515,000	1,580,928
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (f)	2,370,000	2,300,030
Viper Energy Inc 5.375% 11/1/2027 (f)	1,105,000	1,097,305
		102,069,025
TOTAL ENERGY		110,258,634

Financials - 8.0%
Capital Markets - 1.8%
Aretec Group Inc 10% 8/15/2030 (f)	3,380,000	3,694,320
AssuredPartners Inc 5.625% 1/15/2029 (f)	1,445,000	1,461,068
Coinbase Global Inc 3.625% 10/1/2031 (f)(m)	6,085,000	5,275,477
Focus Financial Partners LLC 6.75% 9/15/2031 (f)	2,790,000	2,813,163
Hightower Holding LLC 6.75% 4/15/2029 (f)	970,000	943,899
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (f)	1,935,000	1,942,655
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (f)	2,805,000	2,910,182
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (f)	4,490,000	4,483,360
MSCI Inc 4% 11/15/2029 (f)	2,265,000	2,170,469
		25,694,593
Consumer Finance - 0.9%
Ally Financial Inc 5.8% 5/1/2025	20,000	20,013
Ally Financial Inc 8% 11/1/2031	3,758,000	4,249,079
Ally Financial Inc 8% 11/1/2031	2,573,000	2,892,064
OneMain Finance Corp 7.125% 11/15/2031 (m)	1,380,000	1,420,119
OneMain Finance Corp 7.125% 3/15/2026	3,460,000	3,528,598
RFNA LP 7.875% 2/15/2030 (f)	1,065,000	1,085,021
		13,194,894
Financial Services - 2.9%
Block Inc 2.75% 6/1/2026	2,555,000	2,478,107
Block Inc 3.5% 6/1/2031	2,555,000	2,268,600
Block Inc 6.5% 5/15/2032 (f)	3,495,000	3,566,141
Boost Newco Borrower LLC 7.5% 1/15/2031 (f)(m)	6,510,000	6,809,517
Clue Opco LLC 9.5% 10/15/2031 (f)(m)	2,995,000	3,087,863
Freedom Mortgage Holdings LLC 8.375% 4/1/2032 (f)	1,430,000	1,429,999
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (f)	825,000	838,470
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027 (m)	5,970,000	5,803,482
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030 (m)	2,895,000	2,844,531
NCR Atleos Corp 9.5% 4/1/2029 (f)	3,180,000	3,471,444
PennyMac Financial Services Inc 6.875% 2/15/2033 (f)	2,150,000	2,150,494
Raven Acquisition Holdings LLC 6.875% 11/15/2031 (f)	4,655,000	4,602,544
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (f)	3,525,000	3,644,057
		42,995,249
Insurance - 2.3%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (f)	2,255,000	2,190,642
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (f)	2,105,000	2,173,053
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (f)	3,305,000	3,462,781
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (f)	3,030,000	2,939,014
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (f)	1,395,000	1,398,271
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (f)	9,895,000	9,867,629
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (f)	1,105,000	1,127,818
AmWINS Group Inc 4.875% 6/30/2029 (f)	1,400,000	1,333,890
HUB International Ltd 7.25% 6/15/2030 (f)	6,190,000	6,392,407
Panther Escrow Issuer LLC 7.125% 6/1/2031 (f)	2,220,000	2,284,540
Ryan Specialty LLC 5.875% 8/1/2032 (f)	910,000	904,536
		34,074,581
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Starwood Property Trust Inc 4.75% 3/15/2025	1,210,000	1,208,220
TOTAL FINANCIALS		117,167,537

Health Care - 6.7%
Biotechnology - 0.1%
Emergent BioSolutions Inc 3.875% 8/15/2028 (f)	1,470,000	1,180,304
Health Care Equipment & Supplies - 0.7%
Avantor Funding Inc 3.875% 11/1/2029 (f)(m)	2,290,000	2,122,219
Avantor Funding Inc 4.625% 7/15/2028 (f)	1,915,000	1,853,311
Hologic Inc 3.25% 2/15/2029 (f)(m)	2,525,000	2,332,685
Medline Borrower LP 3.875% 4/1/2029 (f)	2,005,000	1,879,512
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (f)	2,105,000	2,136,476
		10,324,203
Health Care Providers & Services - 4.3%
AHP Health Partners Inc 5.75% 7/15/2029 (f)	2,665,000	2,530,877
Centene Corp 3.375% 2/15/2030	2,690,000	2,434,163
Centene Corp 4.625% 12/15/2029	1,825,000	1,752,857
CHS/Community Health Systems Inc 10.875% 1/15/2032 (f)	2,785,000	2,848,971
CHS/Community Health Systems Inc 4.75% 2/15/2031 (f)(m)	11,675,000	9,482,707
CHS/Community Health Systems Inc 5.25% 5/15/2030 (f)	4,900,000	4,153,297
CHS/Community Health Systems Inc 6.125% 4/1/2030 (f)	5,840,000	3,809,836
CHS/Community Health Systems Inc 6.875% 4/15/2029 (f)	2,815,000	1,963,463
DaVita Inc 3.75% 2/15/2031 (f)(m)	2,495,000	2,188,953
DaVita Inc 4.625% 6/1/2030 (f)	2,580,000	2,392,886
DaVita Inc 6.875% 9/1/2032 (f)	1,385,000	1,406,933
Encompass Health Corp 5.75% 9/15/2025	1,372,000	1,370,773
HAH Group Holding Co LLC 9.75% 10/1/2031 (f)	1,395,000	1,344,281
HealthEquity Inc 4.5% 10/1/2029 (f)	1,005,000	953,933
Molina Healthcare Inc 3.875% 5/15/2032 (f)(m)	3,315,000	2,911,760
Molina Healthcare Inc 6.25% 1/15/2033 (f)(m)	2,125,000	2,099,998
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (d)(f)	2,116,271	2,105,690
Tenet Healthcare Corp 4.375% 1/15/2030	6,565,000	6,173,594
Tenet Healthcare Corp 6.125% 10/1/2028 (m)	7,085,000	7,080,674
Tenet Healthcare Corp 6.125% 6/15/2030	3,680,000	3,686,410
Tenet Healthcare Corp 6.875% 11/15/2031	330,000	338,848
		63,030,904
Health Care Technology - 0.4%
athenahealth Inc 6.5% 2/15/2030 (f)	3,570,000	3,463,749
IQVIA Inc 6.5% 5/15/2030 (f)(m)	1,875,000	1,921,699
		5,385,448
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International Inc 3.75% 3/15/2029 (f)	740,000	691,329
Charles River Laboratories International Inc 4% 3/15/2031 (f)(m)	2,080,000	1,882,651
Charles River Laboratories International Inc 4.25% 5/1/2028 (f)	735,000	706,258
		3,280,238
Pharmaceuticals - 1.0%
Bausch Health Americas Inc 8.5% 1/31/2027 (f)	1,475,000	1,429,828
Bausch Health Cos Inc 5.25% 1/30/2030 (f)	2,400,000	1,549,608
Bausch Health Cos Inc 5.25% 2/15/2031 (f)	430,000	265,525
Bausch Health Cos Inc 5.75% 8/15/2027 (f)	2,305,000	2,192,631
Endo Finance Holdings Inc 8.5% 4/15/2031 (f)(m)	2,040,000	2,186,405
Jazz Securities DAC 4.375% 1/15/2029 (f)	1,980,000	1,898,826
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (f)(m)	3,005,000	2,858,436
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (f)(m)	2,995,000	2,729,119
		15,110,378
TOTAL HEALTH CARE		98,311,475

Industrials - 9.6%
Aerospace & Defense - 2.0%
AAR Escrow Issuer LLC 6.75% 3/15/2029 (f)(m)	2,285,000	2,335,032
Moog Inc 4.25% 12/15/2027 (f)	735,000	707,625
OneSky Flight LLC 8.875% 12/15/2029 (f)	1,315,000	1,365,104
TransDigm Inc 5.5% 11/15/2027	10,450,000	10,348,015
TransDigm Inc 6% 1/15/2033 (f)(m)	1,395,000	1,381,115
TransDigm Inc 6.375% 3/1/2029 (f)	5,680,000	5,754,853
TransDigm Inc 6.625% 3/1/2032 (f)(m)	2,160,000	2,201,005
TransDigm Inc 6.875% 12/15/2030 (f)	4,905,000	5,032,986
		29,125,735
Building Products - 1.2%
Advanced Drainage Systems Inc 5% 9/30/2027 (f)	505,000	498,561
Advanced Drainage Systems Inc 6.375% 6/15/2030 (f)(m)	2,270,000	2,299,209
Builders FirstSource Inc 6.375% 3/1/2034 (f)(m)	4,935,000	4,994,985
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (f)	5,505,000	5,569,255
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (f)(m)	1,590,000	1,624,250
Masterbrand Inc 7% 7/15/2032 (f)	1,055,000	1,073,852
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (f)	1,065,000	1,085,331
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (f)	590,000	565,488
		17,710,931
Commercial Services & Supplies - 2.1%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (f)	1,050,000	994,553
Allied Universal Holdco LLC 7.875% 2/15/2031 (f)	4,105,000	4,233,244
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (f)	1,328,000	1,263,056
Artera Services LLC 8.5% 2/15/2031 (f)	2,765,000	2,767,566
Brand Industrial Services Inc 10.375% 8/1/2030 (f)	3,910,000	3,982,206
Brink's Co/The 6.5% 6/15/2029 (f)(m)	2,605,000	2,668,106
Brink's Co/The 6.75% 6/15/2032 (f)	2,725,000	2,791,662
CoreCivic Inc 8.25% 4/15/2029	2,225,000	2,358,707
GEO Group Inc/The 10.25% 4/15/2031	1,920,000	2,103,667
GEO Group Inc/The 8.625% 4/15/2029	1,310,000	1,386,763
Madison IAQ LLC 4.125% 6/30/2028 (f)	1,795,000	1,715,165
Madison IAQ LLC 5.875% 6/30/2029 (f)	2,775,000	2,675,884
OPENLANE Inc 5.125% 6/1/2025 (f)	96,000	95,736
Reworld Holding Corp 4.875% 12/1/2029 (f)	1,355,000	1,276,871
		30,313,186
Construction & Engineering - 0.4%
Arcosa Inc 4.375% 4/15/2029 (f)	1,425,000	1,348,226
Pike Corp 5.5% 9/1/2028 (f)	5,310,000	5,195,304
		6,543,530
Electrical Equipment - 0.8%
GrafTech Global Enterprises Inc 9.875% 12/23/2029 (f)	1,850,000	1,526,250
Sensata Technologies BV 4% 4/15/2029 (f)	2,480,000	2,305,907
Vertiv Group Corp 4.125% 11/15/2028 (f)(m)	3,055,000	2,936,976
WESCO Distribution Inc 6.625% 3/15/2032 (f)(m)	4,935,000	5,039,968
		11,809,101
Ground Transportation - 1.8%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375% 3/1/2029 (f)	1,470,000	1,369,825
Genesee & Wyoming Inc 6.25% 4/15/2032 (f)(m)	4,225,000	4,259,603
Uber Technologies Inc 4.5% 8/15/2029 (f)	17,310,000	17,045,344
Uber Technologies Inc 6.25% 1/15/2028 (f)	2,145,000	2,162,124
Uber Technologies Inc 7.5% 9/15/2027 (f)	1,507,000	1,516,577
		26,353,473
Passenger Airlines - 0.5%
Allegiant Travel Co 7.25% 8/15/2027 (f)(m)	1,545,000	1,560,876
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (f)	4,225,000	3,654,626
United Airlines Inc 4.625% 4/15/2029 (f)	1,650,000	1,590,630
		6,806,132
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (f)	1,585,000	1,617,785
Trading Companies & Distributors - 0.7%
Fortress Transportation and Infrastructure Investors LLC 5.875% 4/15/2033 (f)(m)	2,085,000	2,023,368
Fortress Transportation and Infrastructure Investors LLC 7% 5/1/2031 (f)	2,815,000	2,883,456
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (f)(m)	2,000,000	2,046,590
United Rentals North America Inc 6.125% 3/15/2034 (f)(m)	3,705,000	3,746,836
		10,700,250
TOTAL INDUSTRIALS		140,980,123

Information Technology - 3.4%
Electronic Equipment, Instruments & Components - 0.4%
Coherent Corp 5% 12/15/2029 (f)	1,385,000	1,336,357
Lightning Power LLC 7.25% 8/15/2032 (f)	1,260,000	1,309,423
Sensata Technologies Inc 6.625% 7/15/2032 (f)(m)	1,495,000	1,520,336
TTM Technologies Inc 4% 3/1/2029 (f)	2,215,000	2,075,008
		6,241,124
IT Services - 0.9%
ASGN Inc 4.625% 5/15/2028 (f)	5,875,000	5,633,338
Camelot Finance SA 4.5% 11/1/2026 (f)	2,285,000	2,246,659
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (f)	2,235,000	2,216,865
Sabre GLBL Inc 10.75% 11/15/2029 (f)(m)	977,000	1,041,205
Sabre GLBL Inc 8.625% 6/1/2027 (f)	2,163,000	2,224,081
		13,362,148
Semiconductors & Semiconductor Equipment - 0.2%
Synaptics Inc 4% 6/15/2029 (f)(m)	1,210,000	1,120,019
Wolfspeed Inc 7.9583% 6/23/2030 (f)(g)(k)(o)	2,482,847	2,417,797
		3,537,816
Software - 1.7%
Cloud Software Group Inc 8.25% 6/30/2032 (f)(m)	5,585,000	5,791,159
Cloud Software Group Inc 9% 9/30/2029 (f)	6,530,000	6,673,823
Elastic NV 4.125% 7/15/2029 (f)	1,275,000	1,203,224
Ellucian Holdings Inc 6.5% 12/1/2029 (f)	2,730,000	2,747,232
NCR Voyix Corp 5.125% 4/15/2029 (f)(m)	517,000	496,936
SS&C Technologies Inc 6.5% 6/1/2032 (f)(m)	4,900,000	5,012,867
UKG Inc 6.875% 2/1/2031 (f)(m)	1,630,000	1,672,936
		23,598,177
Technology Hardware, Storage & Peripherals - 0.2%
Seagate HDD Cayman 8.25% 12/15/2029	1,545,000	1,654,292
Seagate HDD Cayman 8.5% 7/15/2031	1,410,000	1,516,100
		3,170,392
TOTAL INFORMATION TECHNOLOGY		49,909,657

Materials - 4.5%
Chemicals - 2.3%
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (f)	2,445,000	2,416,668
Chemours Co/The 4.625% 11/15/2029 (f)(m)	3,085,000	2,741,015
Chemours Co/The 5.375% 5/15/2027	1,415,000	1,392,107
Chemours Co/The 8% 1/15/2033 (f)	1,415,000	1,394,832
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (f)	3,010,000	2,956,043
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (d)(f)	6,835,775	6,127,658
LSB Industries Inc 6.25% 10/15/2028 (f)	270,000	264,985
Olympus Water US Holding Corp 7.125% 10/1/2027 (f)(m)	1,560,000	1,579,130
Olympus Water US Holding Corp 9.75% 11/15/2028 (f)	1,805,000	1,899,739
Scih Salt Hldgs Inc 4.875% 5/1/2028 (f)	2,630,000	2,534,692
Scih Salt Hldgs Inc 6.625% 5/1/2029 (f)	1,755,000	1,738,701
Scotts Miracle-Gro Co/The 4% 4/1/2031	1,495,000	1,332,585
Tronox Inc 4.625% 3/15/2029 (f)(m)	2,210,000	1,977,700
WR Grace Holdings LLC 4.875% 6/15/2027 (f)	3,255,000	3,172,939
WR Grace Holdings LLC 5.625% 8/15/2029 (f)	2,375,000	2,175,462
		33,704,256
Construction Materials - 0.3%
Quikrete Holdings Inc 6.375% 3/1/2032 (f)	2,860,000	2,901,498
Quikrete Holdings Inc 6.75% 3/1/2033 (f)(m)	2,860,000	2,903,558
		5,805,056
Containers & Packaging - 1.0%
Berry Global Inc 4.5% 2/15/2026 (f)(m)	2,134,000	2,116,034
Berry Global Inc 4.875% 7/15/2026 (f)(m)	631,000	629,823
Berry Global Inc 5.625% 7/15/2027 (f)(m)	1,110,000	1,109,770
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (f)	1,070,000	1,080,763
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (f)	6,430,000	6,527,710
Graham Packaging Co Inc 7.125% 8/15/2028 (f)	1,430,000	1,420,674
Graphic Packaging International LLC 3.75% 2/1/2030 (f)(m)	1,185,000	1,090,254
		13,975,028
Metals & Mining - 0.9%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (f)	2,670,000	2,511,591
Alcoa Nederland Holding BV 7.125% 3/15/2031 (f)	555,000	577,946
Arsenal AIC Parent LLC 8% 10/1/2030 (f)(m)	910,000	948,310
ATI Inc 4.875% 10/1/2029 (m)	1,205,000	1,158,097
ATI Inc 5.125% 10/1/2031 (m)	845,000	801,471
ATI Inc 5.875% 12/1/2027	2,480,000	2,480,353
Cleveland-Cliffs Inc 7% 3/15/2032 (f)(m)	3,410,000	3,424,475
Commercial Metals Co 3.875% 2/15/2031	1,125,000	1,017,247
		12,919,490
TOTAL MATERIALS		66,403,830

Real Estate - 2.4%
Diversified REITs - 1.3%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (f)	4,860,000	4,370,706
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (f)	4,066,000	4,341,408
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (f)	2,035,000	1,953,153
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (f)	3,300,000	3,066,327
Vici Properties LP / Vici Note Co Inc 4.625% 6/15/2025 (f)	5,180,000	5,168,807
		18,900,401
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	700,000	479,999
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (f)	1,860,000	1,908,530
		2,388,529
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (f)(m)	925,000	944,808
Real Estate Management & Development - 0.9%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (f)	2,705,000	2,143,997
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (f)	2,985,000	2,455,782
Kennedy-Wilson Inc 4.75% 3/1/2029 (m)	2,190,000	2,051,022
Kennedy-Wilson Inc 5% 3/1/2031 (m)	2,190,000	1,983,504
Taylor Morrison Communities Inc 5.75% 1/15/2028 (f)	2,945,000	2,945,645
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (f)(m)	1,185,000	1,131,541
		12,711,491
TOTAL REAL ESTATE		34,945,229

Utilities - 3.4%
Electric Utilities - 3.3%
Clearway Energy Operating LLC 4.75% 3/15/2028 (f)	2,940,000	2,855,508
DPL Inc 4.35% 4/15/2029 (m)	9,480,000	8,970,426
NRG Energy Inc 3.875% 2/15/2032 (f)(m)	132,000	117,628
NRG Energy Inc 6% 2/1/2033 (f)	2,795,000	2,763,273
NRG Energy Inc 6.25% 11/1/2034 (f)	2,795,000	2,804,710
Pacific Gas and Electric Co 3.75% 8/15/2042	350,000	267,457
Pacific Gas and Electric Co 3.95% 12/1/2047	2,495,000	1,874,502
Pacific Gas and Electric Co 4.55% 7/1/2030	4,110,000	3,976,111
Pacific Gas and Electric Co 4.95% 7/1/2050	14,750,000	12,724,425
PG&E Corp 5.25% 7/1/2030 (m)	9,430,000	9,051,942
PG&E Corp 7.375% 3/15/2055 (d)	1,257,000	1,242,311
Vistra Operations Co LLC 5.625% 2/15/2027 (f)	2,000,000	2,000,320
		48,648,613
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC 6.75% 10/15/2032 (f)	1,650,000	1,673,458
TOTAL UTILITIES		50,322,071

TOTAL UNITED STATES		1,011,530,340
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd 6.875% 10/15/2027 (f)	2,360,000	2,365,900
First Quantum Minerals Ltd 8% 3/1/2033 (f)(n)	1,305,000	1,329,526
First Quantum Minerals Ltd 9.375% 3/1/2029 (f)	1,600,000	1,702,000

TOTAL ZAMBIA		5,397,426
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,214,240,872)		1,173,112,163

Preferred Securities - 1.2%
	Principal Amount (a)	Value ($)
JAPAN - 0.2%
Financials - 0.2%
Banks - 0.2%
Sumitomo Mitsui Financial Group Inc 6.45% (d)(p)	2,865,000	2,864,293
UNITED KINGDOM - 0.2%
Financials - 0.2%
Banks - 0.2%
Barclays PLC 7.625% (d)(p)	1,180,000	1,181,808
HSBC Holdings PLC 6.95% (d)(p)	1,415,000	1,417,553

TOTAL UNITED KINGDOM		2,599,361
UNITED STATES - 0.8%
Financials - 0.8%
Banks - 0.5%
Bank of America Corp 6.1% (d)(p)	3,690,000	3,778,218
Citigroup Inc 6.75% (d)(p)	3,535,000	3,548,042
		7,326,260
Capital Markets - 0.3%
Charles Schwab Corp/The 5.375% (d)(p)	4,340,000	4,398,960
TOTAL UNITED STATES		11,725,220
TOTAL PREFERRED SECURITIES (Cost $16,862,287)		17,188,874

Money Market Funds - 12.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q)	4.35	87,310,316	87,327,778
Fidelity Securities Lending Cash Central Fund (q)(r)	4.35	101,907,542	101,917,732
TOTAL MONEY MARKET FUNDS (Cost $189,245,510)			189,245,510

TOTAL INVESTMENT IN SECURITIES - 107.2% (Cost $1,603,642,292)	1,571,918,749
NET OTHER ASSETS (LIABILITIES) - (7.2)%	(105,232,749)
NET ASSETS - 100.0%	1,466,686,000

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,196,263 or 2.3% of net assets.

(c)	Affiliated Fund
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $968,409,324 or 66.0% of net assets.

(g)	Level 3 security
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Non-income producing - Security is in default.
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,848,070 and $1,810,919, respectively.

(l)	Non-income producing
(m)	Security or a portion of the security is on loan at period end.
(n)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(o)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(p)	Security is perpetual in nature with no stated maturity date.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	4/15/22 - 2/21/25	33,079,091

New Cotai LLC / New Cotai Capital Corp	9/11/20	6,590,796

Northeast Grocery Inc	11/08/21	90,888

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	79,924,290	191,002,235	183,598,747	1,917,064	-	-	87,327,778	87,310,316	0.2%
Fidelity Securities Lending Cash Central Fund	33,680,980	193,863,357	125,626,605	85,465	-	-	101,917,732	101,907,542	0.4%
Total	113,605,270	384,865,592	309,225,352	2,002,529	-	-	189,245,510	189,217,858

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	28,374,118	4,601,191	-	2,972,191	-	(461,283)	32,514,026	3,324,543
	28,374,118	4,601,191	-	2,972,191	-	(461,283)	32,514,026	3,324,543

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	32,514,026	-	32,514,026	-

Asset-Backed Securities	4,135,895	-	4,135,895	-

Bank Loan Obligations
Communication Services	3,025,609	-	3,025,609	-
Consumer Discretionary	14,340,292	-	14,340,292	-
Consumer Staples	2,905,809	-	2,905,809	-
Energy	2,945,680	-	2,945,679	1
Financials	18,319,372	-	8,508,705	9,810,667
Health Care	5,813,921	-	5,813,921	-
Industrials	21,370,836	-	13,313,243	8,057,593
Information Technology	29,662,987	-	23,352,413	6,310,574
Materials	4,858,673	-	4,858,673	-

Common Stocks
Communication Services	2,169,083	14,521	-	2,154,562
Consumer Discretionary	1,329,209	173,661	-	1,155,548
Consumer Staples	1,503,037	-	-	1,503,037
Energy	30,234,128	10,627,586	414,080	19,192,462
Industrials	63,400	-	-	63,400
Utilities	5,729,277	5,728,641	-	636

Convertible Corporate Bonds
Communication Services	8,326,972	-	8,326,972	-
Consumer Discretionary	1,969,414	-	-	1,969,414
Financials	39,860	-	39,860	-
Information Technology	1,114,722	-	1,114,722	-

Non-Convertible Corporate Bonds
Communication Services	211,658,197	-	211,658,197	-
Consumer Discretionary	151,097,441	-	149,112,991	1,984,450
Consumer Staples	53,719,843	-	53,719,843	-
Energy	125,776,500	-	125,776,500	-
Financials	118,893,215	-	118,893,215	-
Health Care	99,338,287	-	99,338,287	-
Industrials	161,808,525	-	161,808,525	-
Information Technology	57,523,512	-	55,105,715	2,417,797
Materials	103,065,794	-	103,065,794	-
Real Estate	34,945,229	-	34,945,229	-
Utilities	55,285,620	-	55,285,620	-

Preferred Securities
Financials	17,188,874	-	17,188,874	-

Money Market Funds	189,245,510	189,245,510	-	-
Total Investments in Securities:	1,571,918,749	205,789,919	1,311,508,689	54,620,141
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$34,359,754
Net Realized Gain (Loss) on Investment Securities	276,106
Net Unrealized Gain (Loss) on Investment Securities	(570,311)
Cost of Purchases	247,185
Proceeds of Sales	(10,177,586)
Amortization/Accretion	43,687
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$24,178,835
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2025	$(279,538)
Common Stocks
Beginning Balance	$24,418,666
Net Realized Gain (Loss) on Investment Securities	(532,749)
Net Unrealized Gain (Loss) on Investment Securities	(292,430)
Cost of Purchases	708,833
Proceeds of Sales	(444,296)
Amortization/Accretion	(10,279)
Transfers into Level 3	221,900
Transfers out of Level 3	-
Ending Balance	$24,069,645
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2025	$(292,430)
Convertible Corporate Bonds
Beginning Balance	$3,076,585
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(1,157,645)
Cost of Purchases	43,501
Proceeds of Sales	-
Amortization/Accretion	6,973
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$1,969,414
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2025	$(1,157,645)
Non-Convertible Corporate Bonds
Beginning Balance	$905,338
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	1,108,598
Cost of Purchases	2,383,647
Proceeds of Sales	-
Amortization/Accretion	4,664
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$4,402,247
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2025	$1,108,598

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $98,207,202) - See accompanying schedule:
Unaffiliated issuers (cost $1,381,317,691)	$1,350,159,213
Fidelity Central Funds (cost $189,245,510)	189,245,510
Other affiliated issuers (cost $33,079,091)	32,514,026

Total Investment in Securities (cost $1,603,642,292)		$1,571,918,749
Cash		69,163
Receivable for investments sold		78,229
Receivable for fund shares sold		1,275
Interest receivable		21,381,202
Distributions receivable from Fidelity Central Funds		348,014
Receivable from investment adviser for expense reductions		19,836
Other receivables		231
Total assets		1,593,816,699
Liabilities
Payable for investments purchased
Regular delivery	$22,273,453
Delayed delivery	2,735,000
Payable for fund shares redeemed	197,544
Other payables and accrued expenses	6,969
Collateral on securities loaned	101,917,733
Total liabilities		127,130,699
Commitments and contingent liabilities (see Significant Accounting Policies and Litigation notes)
Net Assets		$1,466,686,000
Net Assets consist of:
Paid in capital		$1,505,974,050
Total accumulated earnings (loss)		(39,288,050)
Net Assets		$1,466,686,000
Net Asset Value, offering price and redemption price per share ($1,466,686,000 ÷ 13,591,091 shares)		$107.92
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Dividends (including $2,972,191 earned from affiliated issuers)		$3,861,748
Interest		44,583,286
Income from Fidelity Central Funds (including $85,465 from security lending)		1,537,570
Payment from investment adviser		113,523
Total income		50,096,127
Expenses
Custodian fees and expenses	$1,250
Independent trustees' fees and expenses	2,859
Legal	95,789
Total expenses before reductions	99,898
Expense reductions	(1,405)
Total expenses after reductions		98,493
Net Investment income (loss)		49,997,634
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,448,062)
Capital gain distributions from Fidelity Central Funds	464,959
Total net realized gain (loss)		(4,983,103)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	23,000,068
Affiliated issuers	(461,283)
Total change in net unrealized appreciation (depreciation)		22,538,785
Net gain (loss)		17,555,682
Net increase (decrease) in net assets resulting from operations		$67,553,316
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,997,634	$95,924,676
Net realized gain (loss)	(4,983,103)	6,116,838
Change in net unrealized appreciation (depreciation)	22,538,785	52,699,471
Net increase (decrease) in net assets resulting from operations	67,553,316	154,740,985
Distributions to shareholders	(50,180,705)	(102,769,717)

Affiliated share transactions
Proceeds from sales of shares	32,587,610	117,837,487
Reinvestment of distributions	50,103,967	102,769,381
Cost of shares redeemed	(20,915,303)	(355,597,698)

Net increase (decrease) in net assets resulting from share transactions	61,776,274	(134,990,830)
Total increase (decrease) in net assets	79,148,885	(83,019,562)

Net Assets
Beginning of period	1,387,537,115	1,470,556,677
End of period	$1,466,686,000	$1,387,537,115

Other Information
Shares
Sold	498,025	1,096,239
Issued in reinvestment of distributions	464,402	992,495
Redeemed	(389,672)	(3,423,697)
Net increase (decrease)	572,755	(1,334,963)

Financial Highlights
Fidelity® High Income Central Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$106.58	$102.45	$103.00	$115.51	$106.08	$111.37
Income from Investment Operations
Net investment income (loss) A,B	3.767	7.286	7.647	6.198	6.202	6.432
Net realized and unrealized gain (loss)	1.354	4.648	(.838)	(12.709)	9.246	(5.023)
Total from investment operations	5.121	11.934	6.809	(6.511)	15.448	1.409
Distributions from net investment income	(3.781)	(7.804)	(7.276)	(5.999)	(6.018)	(6.685)
Distributions from net realized gain	-	-	(.083)	-	-	(.014)
Total distributions	(3.781)	(7.804)	(7.359)	(5.999)	(6.018)	(6.699)
Net asset value, end of period	$107.92	$106.58	$102.45	$103.00	$115.51	$106.08
Total Return C,D	4.86%	12.14%	6.88%	(5.81)%	14.97%	1.45%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.01% G	-% H	.03%	.04%	-% H	-% H
Expenses net of fee waivers, if any	.01 % G	-% H	.03%	.04%	-% H	-% H
Expenses net of all reductions	.01% G	-% H	.03%	.04%	-% H	-% H
Net investment income (loss)	7.05% G	7.04%	7.49%	5.63%	5.62%	6.06%
Supplemental Data
Net assets, end of period (000 omitted)	$1,466,686	$1,387,537	$1,470,557	$1,880,197	$2,434,406	$2,689,635
Portfolio turnover rate I	27 % G	24%	14%	23%	37%	59% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is a limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the twelve month period ended December 31, 2024 was 10.99%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Bank Loan Obligations	$ 24,178,835	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	5.8	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Yield	5.8% - 11.5% / 8.4%	Decrease
Common Stocks	$ 24,069,645	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	3.6 - 12.8 / 6.1	Increase
		Market approach	Transaction price	$17.00	Increase
			Parity price	$35.52	Increase
		Recovery value	Recovery value	$0.00 - $0.24 / $0.24	Increase
		Black scholes	Volatility	45.0%	Increase
			Discount rate	4.1%	Increase
			Term	2.0	Increase
		Discounted cash flow	Discount rate	10.4% - 12.0% / 10.5%	Decrease
		Indicative market price	Bid price	$1.00	Increase
Convertible Corporate Bonds	$ 1,969,414	Black scholes	Volatility	45.0%	Increase
			Discount rate	4.1%	Increase
			Term	2.0	Increase
Non-Convertible Corporate Bonds	$ 4,402,247	Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Yield	15.8%	Decrease
		Indicative market price	Evaluated bid	$6.00 - $20.75 / $17.44	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The investment adviser has contractually agreed to reimburse the Fund with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until December 31, 2025 as presented in the Statement of Operations in payment from investment adviser.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$54,118,716
Gross unrealized depreciation	(85,494,160)
Net unrealized appreciation (depreciation)	$(31,375,444)
Tax cost	$1,603,294,193

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$-
Long-term	(4,939,207)
Total capital loss carryforward	$(4,939,207)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)
Fidelity High Income Central Fund	Fidelity Private Credit Company LLC	2,992,000

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity High Income Central Fund	253,508,948	179,495,323
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity High Income Central Fund	8,916	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,405.
9. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Litigation.
The Fund and other entities managed by FMR or its affiliates are involved with proceedings arising out of disputes in the United States Bankruptcy Court for the Southern District of Texas ("Bankruptcy Court"), relating to the In re Sanchez Energy Corporation chapter 11 bankruptcy case (Case No. 19-34508). A Bankruptcy Court-appointed representative of unsecured creditors asserted that eight million shares of Mesquite Energy, Inc. (formerly known as Sanchez Energy Corporation) (the "Company"), held in escrow pursuant to the terms of the Company's confirmed chapter 11 plan, should be awarded to the unsecured creditors instead of the Company's current equity holders, including the Fund, which were providers of debtor-in-possession financing to the Company during its chapter 11 case and holders of secured notes issued by the Company in 2018. The unsecured creditors also asserted that certain additional equity issued by the Company in 2020 in connection with two post-bankruptcy financings, also held by the Fund, is invalid. During August 2023, the Bankruptcy Court issued an opinion awarding a portion of the eight million shares to the unsecured creditors, diluting the value of the Fund's holdings in Mesquite. The Fund will appeal this decision. At this time, Management cannot determine any additional loss or dilution that may be realized. The Fund is also incurring legal costs in defending the disputes and has recovered a portion of these legal costs through an insurance claim.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.861965.116
HICII-SANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2025